Filed with the Securities and Exchange Commission on November 26,
                              1997

                                               File No.   33-8120
                                                File No. 811-4808

               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.

     Post-Effective Amendment No.     13

                               and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.     15


                     The Rodney Square Equity Fund

     (Exact Name of Registrant as Specified in Charter)


   Rodney Square North, 1100 North Market Street, Wilmington, DE 19890-0001
                      (Address of Principal Executive Offices)   (Zip Code)

Registrant's Telephone Number, including Area Code:  (302) 651-8280

                    Carl M. Rizzo, Esquire
             Rodney Square Management Corporation
        Rodney Square North, 1100 North Market Street
                  Wilmington, DE  19890-0001
           (Name and Address of Agent for Service)


It is proposed that this filing will become effective

           immediately upon filing pursuant to paragraph (b)

           on                    pursuant to paragraph (b)

        x   60 days after filing pursuant to paragraph (a)(1)

           on                   pursuant to paragraph (a)(1)

           75 days after filing pursuant to paragraph (a)(2)

           on                              pursuant to paragraph
(a)(2) of Rule 485.

If appropriate, check the following box:

           This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

  Registrant has filed a declaration registering an indefinite amount of securities pursuant to Rule 24f-2 under the Investment
  Company Act of 1940, as amended. Registrant filed the notice required by Rule 24f-2 for its fiscal year ended December 31,
               1996 on or about February 28, 1997.

                      CROSS-REFERENCE SHEET

                  THE RODNEY SQUARE EQUITY FUND

                   Items Required By Form N-1A

                       PART A - PROSPECTUS

Item No.   Item Caption       Prospectus Caption
--------   -------------      ------------------
1.         Cover Page          Cover Page

2.         Synopsis            Expense Table
                               Questions and Answers about the
                                  Portfolio

3.         Condensed Financial Financial Highlights
           Information

4.         General Description Questions and Answers about the Portfolio
           of Registrant       Investment Objective and Policies
                               Investment Practices
                               Description of the Fund

5.         Management of the   Questions and Answers about the
           Fund                Portfolio
                               Management of the Fund
                               Fund Management and Other
                                  Service Agreements
5A.        Management's        [Contained in the Fund's Annual Report,
           Discussion of Fund  President's Letter]
		   Performance

6.         Capital Stock and    Questions and Answers about the
           Other Securities       Portfolio
                                Dividends Capital Gain Distributions
                                  and Taxes
                                Description of the Fund
7.         Purchase of          Questions and Answers about the
           Securities Being            Portfolio
           Offered              How Net Asset Value is Determined
                                How to Purchase Shares
                                Management of the Fund

8.         Redemption or        Questions and Answers about the
           Repurchase             Portfolio
                                Shareholder Accounts
                                How to Redeem Shares
                                Exchange of Shares

9.        Pending Legal         Not Applicable
           Proceedings

                      CROSS-REFERENCE SHEET

                  THE RODNEY SQUARE EQUITY FUND

             Items Required By Form N-1A (continued)

          PART B - STATEMENT OF ADDITIONAL INFORMATION

                              Caption in Statement of
Item No.   Item Caption       Additional Information
--------   ------------       ------------------------
10.        Cover Page            Cover Page

11.        Table of Contents     Table of Contents

12.        General Information   Not Applicable
           and History

13.        Investment Objectives The Portfolio's Investment
             and Policies           Policies
                                 Investment Limitations
                                 Portfolio Transactions

14.        Management of the     Trustees and Officers
           Registrant

15.        Control Persons and   Trustees and Officers
           Principal Holders     Other Information
           of Securities

16.        Investment Advisory   Wilmington Trust Company
           and Other Services    Investment Advisory Services
                                 Administration, Accounting and
                                   Distribution Agreements
                                 Other Information

17.        Brokerage Allocation  Portfolio Transactions

18.        Capital Stock and     Description of the Fund
           Other Securities

19.        Purchase, Redemption  Redemptions
           and Pricing of        Net Asset Value
           Securities Being
		   Offered

20.        Tax Status            Taxes

21.        Underwriters          Administration, Accounting and
                                  Distribution Agreements

22.        Calculations of       Performance Information
           Performance Data

23.        Financial Statements  Financial Statements

                  THE RODNEY SQUARE EQUITY FUND

                LARGE CAP GROWTH EQUITY PORTFOLIO


  The Large Cap Growth Equity Portfolio (the "Portfolio") is a diversified series of The Rodney Square Equity Fund (the "Fund"), an open-end management investment company. The Portfolio seeks superior long-term growth of capital. It is designed to offer long-term investors, who are willing to assume the associated
risks,   the  opportunity  to  participate  in  a  professionally
managed,  diversified portfolio of large cap U.S. equities.   The
Adviser will seek to achieve this objective by causing the Portfolio to be as fully invested as is practical, in light of cash flows in equity securities of or relating to U.S. large cap issuers which are judged by the Adviser to possess strong growth characteristics. The Adviser is Wilmington Trust Company ("WTC"). The Portfolio currently offers one class of shares, and charges no sales load or Rule 12b-1 distribution fees to investors.

                           PROSPECTUS
                        JANUARY 26, 1998

  This Prospectus concisely describes information about the Fund that you should know before investing. Please read this
Prospectus carefully and keep it for future reference. A Statement of Additional Information, dated January 26, 1998 containing additional information about the Fund has been filed with the Securities and Exchange Commission ("SEC") and, as amended or supplemented from time to time, is incorporated by reference herein. A copy of the Statement of Additional Information and the Fund's most recent Annual Report to Shareholders may be obtained, without charge, from certain institutions such as banks or broker-dealers that have entered into servicing agreements ("Service Organizations") with Rodney Square Distributors, Inc., by calling the number below, or by writing to Rodney Square Distributors, Inc. at the address noted on the back cover of this Prospectus. Rodney Square Distributors, Inc. is a wholly owned subsidiary of Wilmington Trust Company, a bank chartered in the state of Delaware.

-------------------------------------------------------------------------
FOR FURTHER INFORMATION OR ASSISTANCE IN OPENING AN ACCOUNT, PLEASE CALL:
              NATIONWIDE             (800) 336-9970
-------------------------------------------------------------------------


  SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF,  OR
GUARANTEED  BY,  WILMINGTON TRUST COMPANY,  NOR  ARE  THE  SHARES
INSURED  BY  THE FEDERAL DEPOSIT INSURANCE CORPORATION  ("FDIC"),
THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EXPENSE TABLE
 SHAREHOLDER TRANSACTION COSTS...........   None*

 ANNUAL PORTFOLIO OPERATING EXPENSES**
 (as a percentage of average net assets)
 Management Fee..........................     0.55%
 12b-1 Fee...............................     0.00%
 Other Expenses..........................     0.35%
 											  -----
 Total Portfolio Operating Expenses......     0.90%
 											  =====

 EXAMPLE***
 You would pay the following expenses on a $1,000 investment in the Portfolio assuming (1) 5% annual return and (2) redemption at the end of each time period:



             ONE YEAR	THREE YEARS	  FIVE YEARS   TEN YEARS
             --------   -----------   ----------   ---------
				  $9       $29       	  $50        $111


* Wilmington Trust Company and Service Organizations may charge their clients a fee for providing administrative or other services in connection with investments in Portfolio shares. See "Purchase of Shares" for additional information.
** Expenses  are  based  on  the Portfolio's  fiscal  year  ended
   December   31,  1997,  adjusted  to  reflect  the  Portfolio's
   current advisory fee and administration fee and termination of the Portfolio's Rule 12b-1 Plan.
***The  assumption  in  the  Example of a  5%  annual  return  is required by regulations of the SEC and applicable to all mutual funds; the assumed 5% annual return is not a prediction of, and does not represent, the Portfolio's projected or actual performance.

  The purpose of the preceding table is solely to assist shareholders and prospective investors in understanding the various expenses that investors in the Portfolio will bear directly or indirectly.

  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION  OF
PAST OR FUTURE EXPENSES OR PERFORMANCE.  ACTUAL EXPENSES INCURRED
AND RETURNS MAY BE GREATER OR LESSER THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

THE FOLLOWING TABLE INCLUDES SELECTED PER SHARE DATA AND OTHER PERFORMANCE INFORMATION FOR THE PORTFOLIO THROUGHOUT THE FOLLOWING PERIODS DERIVED FROM THE AUDITED FINANCIAL STATEMENTS OF THE FUND. IT SHOULD BE READ IN CONJUNCTION WITH THE FUND'S FINANCIAL STATEMENTS AND NOTES THERETO, APPEARING IN THE FUND'S SEMI-ANNUAL REPORT TO SHAREHOLDERS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 1997, AND THE FUND'S ANNUAL REPORT DATED DECEMBER 31, 1996, WHICH ARE INCORPORATED BY REFERENCE IN THE STATEMENT OF ADDITIONAL INFORMATION. EFFECTIVE JANUARY 26, 1998, THE PORTFOLIO ADVISER WAS CHANGED TO WTC AND THE INVESTMENT OBJECTIVE OF THE PORTFOLIO WAS CHANGED (SEE "INVESTMENT OBJECTIVE AND POLICIES"). PRIOR TO JANUARY 26, 1998, THE
PORTFOLIO WAS MANAGED BY TWO DIFFERENT PORTFOLIO ADVISERS HAVING DIFFERENT INVESTMENT APPROACHES AND SOUGHT TO ACHIEVE ITS OBJECTIVE
BY INVESTING AT LEAST 65% OF TOTAL ASSETS IN EQUITY SECURITIES WITHOUT REGARD TO THE MARKET CAPITALIZATION OF THE ISSUERS OF SUCH SECURITIES.


                                                                                                                  FOR THE PERIOD
                                                                                                                 FEBRUARY 26, 1987
                                                                                                                 (COMMENCEMENT OF
                              FOR THE SIX-MONTH                                                                   OPERATIONS) TO
                                PERIOD ENDED                FOR THE YEARS ENDED DECEMBER 31,                       DECEMBER 31,
                                JUNE 30,1997                --------------------------------                       ------------
                                 UNAUDITED    1996     1995     1994     1993    1992    1991    1990    1989    1988    1987
								 ---------    ----     ----     ----     ----    ----    ----    ----    ----    ----    ----
NET ASSET VALUE -
 BEGINNING OF PERIOD..........   $19.22  $17.41   $15.14   $16.39   $15.56   $15.68   $11.59   $12.62   $10.05   $8.37   $10.00
                                 ------  ------   ------   ------  -------   ------   ------   ------   ------   -----   ------
INVESTMENT OPERATIONS:
 Net investment income (loss)*    (0.09)  (0.15)   (0.10)   (0.03)   (0.03)    0.00     0.07     0.11     0.14    0.07     0.08
 Net realized and unrealized
  gain (loss) on investments..     3.26    4.37     4.38    (0.02)    2.29     0.92     4.71    (1.01)    2.58    1.68    (1.65)
                                  -----  ------  -------   ------  ------   -------   ------  -------  ------   ------   ------
    Total from investment
     operations...............     3.17    4.22     4.28    (0.05)    2.26     0.92     4.78    (0.90)    2.72     1.75   (1.57)
                                  -----  ------  -------   ------  ------   -------   ------  -------  ------   ------   ------
DISTRIBUTIONS:
 From net investment income...     0.00    0.00     0.00     0.00     0.00     0.00    (0.07)   (0.12)   (0.15)   (0.07)  (0.06)
 From net realized gain on
  investments.................     0.00   (2.41)   (2.01)   (1.20)   (1.43)   (1.04)   (0.62)   (0.01)    0.00     0.00    0.00
                                  ------  ------   ------   ------  ------   -------   ------  -------  ------    -----   ------
    Total distributions.......     0.00   (2.41)   (2.01)   (1.20)   (1.43)   (1.04)   (0.69)   (0.13)   (0.15)   (0.07)   (0.06)
                                  ------  ------   ------   ------  ------   -------   ------  -------  ------    -----   ------

NET ASSET VALUE - END OF PERIOD   $22.39  $19.22   $17.41   $15.14   $16.39   $15.56   $15.68   $11.59   $12.62   $10.05   $8.37
                                  ======  ======   ======   ======   ======  =======   ======  =======  =======   ======  ======
TOTAL RETURN ***..............    16.49%  24.25%   28.43%  (0.23)%   14.57%    5.95%   41.54%  (7.15)%   27.15%   20.94% (15.78)%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
 Expenses +....................  1.40%**  1.43%    1.43%    1.38%    1.42%    1.46%    1.50%    1.74%    1.75%    1.75%  1.75%**
 Net investment income (loss)..(0.88)%** (0.78)% (0.53)%  (0.17)%  (0.18)%  (0.03)%    0.52%    0.94%    1.21%    0.77%  0.92%**
Portfolio turnover rate........ 33.61%**  34.84%  49.12%   37.05%   44.38%   37.79%   32.63%   38.18%   83.12%   57.55% 62.00%**
Average commission rate paid++.  $0.0591 $0.0630       -        -        -        -        -        -        -        -        -
Net assets at end of period
 (000 omitted).................  $85,986 $76,174 $66,311  $65,267  $66,091  $60,852  $56,648  $40,709  $39,571  $28,845  $24,169

<FOOTNOTE>

*  The  net  investment income per share for the year ended  December
   31, 1996 was calculated using average shares outstanding.
** Annualized.
***The total return figures for the fiscal period ended December  31,
   1987  and  the six-month period ended June 30, 1997 have not  been annualized.
+  Effective December 22, 1990, RSMC agreed to waive its fee or  bear any  expenses (excluding taxes, extraordinary expenses,  brokerage commissions  and interest) that would cause the Portfolio's  ratio of  expenses to average daily net assets to exceed, on  an  annual
   basis,  1.50%.   Prior to December 22, 1990, RSMC agreed  to  bear
   any  expenses that would cause the Portfolio's ratio  of  expenses to  average daily net assets to exceed, on an annual basis, 1.75%.
   The  annualized expense ratio, had there been no reimbursement  of expenses  or  fee waivers by RSMC, would have been  1.54%,  1.85%,
   2.21% and 1.81% for the years ended December 31, 1991, 1989,  1988 and  for  the fiscal period ended December 31, 1987, respectively.
   For  the  six-month period ended June 30, 1997 and for  the  years ended  December  31, 1996, 1995, 1994, 1993,  1992  and  1990,  no
   reimbursement or fee waiver was necessary.
++ Required disclosure for fiscal years beginning after September  1,
   1995 pursuant to SEC regulations.
</FOOTNOTE>

QUESTIONS AND ANSWERS ABOUT THE PORTFOLIO
  The information provided in this section is qualified in its entirety by reference to the more detailed information contained elsewhere in this Prospectus.

  WHAT IS THE PORTFOLIO'S INVESTMENT OBJECTIVE?
  The   Portfolio  seeks  superior  long-term  growth of capital.
It  is  designed  to offer long-term investors, who  are  willing  to assume the associated risks, the opportunity to participate in a professionally managed, diversified portfolio of large cap U.S.
equities.    The  Adviser  will  seek  to  achieve  the   Portfolio's
objective by investing at least 85% of the Portfolio's total assets in large cap U.S. equity (or related) securities which are judged by the Adviser to possess strong growth characteristics.
For these purposes, "superior" long-term growth of capital means that which would exceed the long-term growth of capital from an investment in the securities comprising the Russell 1000 Growth
Index (assuming the reinvestment of dividends and capital gain distributions). The Russell 1000 Growth Index is formed by assigning a style composite score to all of the companies in the Russell 1000
Index to determine their growth or value characteristics. Roughly 70% of the stocks are placed in either the Growth or the Value Index. The remaining stocks are placed in both the Growth and Value Indices with a weight proportional to their growth or value characteristics. The Russell 1000 Index is a passive index which includes the largest 1000 stocks in the U.S. as measured by market capitalization. On its annual rebalancing date of May 31, 1997 the smallest stock in the index had a market cap of approixmately $1.1 billion.

  WHAT ARE THE RISKS TO CONSIDER BEFORE INVESTING?
  Investment   in   the  Portfolio  represents   an   investment   in
securities with fluctuating market prices. As market prices fluctuate, the net asset value of an investor's holdings will also fluctuate and, at the time of redemption, may be more or less than the purchase price. The Portfolio may engage in certain options and futures transactions. Such transactions may involve certain risks, increase costs and diminish investment performance. (See "Investment Practices" and "Risk Factors").

  HOW CAN YOU BENEFIT BY INVESTING IN THE PORTFOLIO RATHER THAN
  BY INVESTING DIRECTLY IN THE SECURITIES IN WHICH IT INVESTS?
  Investing in the Portfolio offers several key benefits:

  FIRST: The Portfolio offers a way to keep money invested in a portfolio of securities professionally managed by an investment adviser and, at the same time, to maintain daily liquidity. The Portfolio also offers a way for investors to diversify their investment portfolio by investing in a pooled fund of large cap U.S. equity securities.

  SECOND: Investors in the Portfolio need not become involved with the detailed bookkeeping and operating procedures normally associated with direct investment in these securities. Of course, the proceeds to you upon redemption may be more or less than the cost of your shares. There are no minimum periods for investment, and no fees will be charged upon redemption. Additionally, you may exchange all or a portion of your Portfolio shares for shares of any of the other funds in the Rodney Square
complex,   subject   to  certain  conditions.   (See   "Exchange   of
Shares").

  WHO IS THE INVESTMENT ADVISER?
  Wilmington Trust Company ("WTC" or "Adviser"), a wholly owned subsidiary of Wilmington Trust Corporation, is the Investment Adviser. WTC has responsibility for the Portfolio's assets under management, and provides overall investment strategies and programs for the Portfolio. (See "Management of the Fund").

  WHAT IS THE ADVISORY FEE?
  WTC  is  paid  by the Fund a monthly management fee  at  an  annual
rate  of  0.55%  of the Portfolio's average daily net  assets.   (See
"Fund Management and Other Service Agreements").



  INVESTMENT OBJECTIVE AND POLICIES

  The   Portfolio's   objective  is  to   seek   superior   long-term
growth of capital.   At all times, at  least  85% of the Portfolios total
assets will be invested in the following (or related) securities:

- Common Stock of U.S. Corporations with an equity market capitalization at time of purchase equal to or greater than that of the smallest issue in the Russell 1000 Index and which are judged by the Adviser to possess strong growth characteristics;

- Options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of such issuers;

- Options on indexes of the common stocks of such issuers;

- Contracts for either the future delivery, or payment in respect of the future market value, of certain indexes of the common stocks of such issuers, and options upon such futures contracts.


  With respect to not more than 15% of the Portfolio's total assets, the Adviser may hold cash and cash equivalents including high-quality money market instruments and/or money market funds in order to manage cash flow in the Portfolio.

At no time will the Portfolio invest in any security or type of security not identified above.


INVESTMENT PRACTICES
  As described in more detail in the Statement of Additional Information, the Portfolio may engage in the following investment practices:

  OPTIONS ON SECURITIES AND SECURITIES INDEXES. The Portfolio may purchase call options on securities that the Adviser intends to include in the Portfolio in order to fix the cost of a future purchase or attempt to enhance return by, for example, participating in an anticipated increase in the value of a security. The Portfolio may purchase put options to hedge against a decline in the market value of securities held in the Portfolio or in an attempt to enhance return. The Portfolio may write (sell) put and covered call options on securities in which it is authorized to invest. The Portfolio may also purchase put and call options, and write put and covered call options on U.S. securities indexes. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security. Of the 85% of the total assets of the Portfolio that are invested in equity (or related) securities, the Portfolio may not invest more than 10% in covered call options on securities and/or options on securities indices.

  FUTURES AND RELATED OPTIONS. The Portfolio may write (sell) or purchase certain financial futures contracts and/or options thereon for non-trading purposes in order to: hedge various pertinent market risks; establish a position in the futures or related options markets as a temporary substitute for purchasing or selling particular securities; and/or maintain liquidity while simulating full investment in the securities or index underlying such futures or options. Of the 85% of the total assets of the Portfolio that is to be invested in equity (or related) securities, the Portfolio may not invest more than 10% of such assets in futures contracts or options relating to such contracts.

  ADDITIONAL INVESTMENT PRACTICES. In addition, the Portfolio may invest in U.S. Government Obligations (including obligations issued by U.S. Government agencies and instrumentalities), mortgage pass-through certificates and may enter into repurchase agreements with respect to any security in which it is authorized to invest. For further description of these investment techniques, see the Statement of Additional Information.

  PORTFOLIO TURNOVER. The frequency of trading transactions and the Portfolio's turnover rate will vary from year to year depending on market conditions. Due to changes in its investment adviser and investment policies, the Portfolio expects to experience a higher than normal portfolio turnover rate for its fiscal year ending December 31, 1998. The higher rate will be due to the replacement of investment securities placed within the Portfolio at the direction of the Portfolio's previous investment sub-advisers and which do not satisfy the current large capitalization investment parameters of the Portfolio. Due to this increased rate of turnover, the Portfolio is likely to incur the cost of additional brokerage commissions, and investors are likely to receive an increased amount of capital gains than have been received in prior years. (See "Dividends, Capital Gain Distributions and Taxes").

  OTHER  INFORMATION.   As  a  matter  of  fundamental  policy,   the
Portfolio may also borrow money for temporary or emergency purposes, in an aggregate amount not exceeding 10% of its total assets. Additionally, as a matter of non-fundamental policy, the Portfolio will not purchase securities while borrowings in excess of 5% of the Portfolio's total assets are outstanding.

  The   Portfolio  is  subject  to  certain  fundamental   investment
policies  that,  like the Portfolio's investment objective,  may  not be  changed  without  the  affirmative  vote  of  the  holders  of  a
majority   of  the  Portfolio's  outstanding  voting  securities   as
defined   in   the   1940   Act.   Certain  further   non-fundamental
policies  of  the Portfolio, however, may be changed  by  the  Fund's
Board  of  Trustees  without shareholder  approval.   All  investment
policies   stated  within  this  Prospectus  are,  unless   otherwise
indicated, non-fundamental.   Further  fundamental   and   non-
fundamental investment policies of the Portfolio are listed and described in greater detail in the Statement of Additional Information.

RISK FACTORS
  GROWTH-ORIENTED   INVESTING;  NO  TEMPORARY  DEFENSIVE   INVESTMENT
POLICY. Because the Portfolio will be invested in growth-oriented companies, the volatility of the Portfolio may be higher than that of the U.S.
equity market as a whole. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company, and pay out less to shareholders in the form of current dividends. As a result, equity investors tend to receive most of their return in the form of capital appreciation. This makes growth-company issues more volatile than the market as whole. In addition, unlike many other mutual funds, the Portfolio does not reserve authority to depart from its investment objective, even during declining markets, to temporarily pursue defensive investment policies in an effort to preserve its capital. The Portfolio will instead adhere to its basic policy of investing not less than 85% of its total assets in equity securities of large-cap U.S. issuers, during both good and bad stock market conditions. Investors should carefully consider the risk of capital losses that may flow from this policy should adverse market conditions arise and persist in the future, in determining whether to invest, or remain invested, in the Portfolio.

 DEBT    SECURITIES.    The   Portfolio's   investment    in    debt
securities will be subject to credit risk and the inverse relationship between market prices and interest rates; that is, when interest rates rise, the prices of such securities tend to fall and, conversely, when interest rates fall, the prices of such securities tend to rise.

  The Portfolio may invest in convertible securities that are rated, at the time of purchase, in the three highest rating categories by a nationally recognized statistical rating organization such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Services or, if unrated, deemed by the portfolio adviser to be of comparable quality. Ratings represent the rating agency's opinion regarding the quality of the security and are not a guarantee of quality. Should the rating of a security be downgraded subsequent to the Portfolio' purchase of the security, the Adviser will determine whether it is in the best interests of the Portfolio to retain the security.

  OPTIONS AND FUTURES. The use of options and futures involves certain investment risks and transaction costs. These risks include:  dependence  on the adviser's ability to  predict  movements in the prices of individual securities, fluctuations in the general securities markets and movements in interest rates and currency markets; imperfect correlation between movements in the price of options, futures contracts or related options and movements in the price of the security hedged or used for cover; the fact that skills and techniques needed to trade options, futures contracts and related options are different from those needed to select the securities in which the Portfolio invests; and lack of assurance that a liquid secondary market will exist for any particular option, futures contract or related option at any particular time.

HOW TO PURCHASE SHARES
  Portfolio shares are offered on a continuous basis by Rodney Square Distributors, Inc. ("RSD"), another wholly owned subsidiary of WTC, who serves as Distributor of the Fund. Shares may be purchased directly from RSD, by clients of WTC through their trust accounts, or by clients of Service Organizations through their Service Organization accounts. WTC and Service Organizations may charge their clients a fee for providing administrative or other services in connection with investments in Portfolio shares. A trust account at WTC includes any account for which the account records are maintained on the trust system at WTC. Persons wishing to purchase Portfolio shares through their accounts at WTC or a Service Organization should contact that entity directly for appropriate instructions. Other investors may purchase Portfolio shares by mail or by wire as specified below.

  BY MAIL. You may purchase shares by sending a check drawn on a U.S. bank payable to The Rodney Square Equity Fund, along with a completed Application, located at the end of this Prospectus, to The Rodney Square Equity Fund, c/o Rodney Square Management Corporation, P.O. Box 8987, Wilmington, DE 19899-9752. A purchase order sent by overnight mail should be sent to The Rodney Square Equity Fund, c/o Rodney Square Management Corporation, 1105 N. Market Street, Wilmington, DE 19801. If a subsequent investment is being made, the check should also indicate your Portfolio account number. When you purchase by check, the Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled, and you will be responsible for any losses or fees incurred in that transaction.

  BY WIRE. You may purchase shares by wiring federal funds. To advise the Fund of the wire and, if making an initial purchase, to obtain an account number, you must telephone Rodney Square Management Corporation ("RSMC") at (800) 336-9970. Once you have an account number, instruct your bank to wire federal funds to RSMC, c/o Wilmington Trust Company, Wilmington, DE-ABA# 0311-0009-2, attention: The Rodney Square Equity Fund, DDA# 2610-605-2, further credit-your account number, and your name. If you make an initial purchase by wire, you must promptly forward a completed Application to RSMC at the address above under "By Mail."

  INDIVIDUAL RETIREMENT ACCOUNTS. Portfolio shares may be purchased for a tax-deferred retirement plan such as an individual retirement account ("IRA"). For an Application for an IRA and a brochure describing a Portfolio IRA, call RSMC at (800) 336-9970. WTC makes available its services as IRA custodian for each shareholder account that is established as an IRA. For these services, WTC receives an annual fee of $10.00 per account, which fee is paid directly to WTC by the IRA shareholder. If the fee is not paid by the date due, Portfolio shares owned by the IRA will be redeemed automatically for purposes of making the payment.

  AUTOMATIC INVESTMENT PLAN. Shareholders may purchase Portfolio shares through an Automatic Investment Plan. Under the Plan, RSMC, at regular intervals, will automatically debit a shareholder's bank checking account in an amount of $50 or more (subsequent to the $1,000 minimum initial investment), as specified by the shareholder. A shareholder may elect to invest the specified amount monthly, bimonthly, quarterly, semiannually
or  annually.   The  purchase of Portfolio shares  will  be  effected
at their offering price at the close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., Eastern time) on or about the 20th day of the month. For an Application for the Automatic Investment Plan, check the appropriate box of the Application at the end of this Prospectus or call RSMC at (800) 336-9970. This service is generally not available for WTC trust account clients, since similar services are provided through WTC. This service may also not be available for Service Organization clients who are provided similar services by those organizations.

  ADDITIONAL PURCHASE INFORMATION. The minimum initial investment is $1,000, but subsequent investments may be made in any amount. WTC and Service Organizations may impose additional minimum customer account and other requirements in addition to the minimum initial investment requirement. The Fund and RSD each reserve the right to reject any purchase order and may suspend the offering of shares of the Portfolio for a period of time. The Fund and RSD reserve the right to reject new account applications and to close, by redemption, an account without a certified Social Security or other taxpayer identification number.

  Purchase orders received by RSMC and accepted by RSD before the close of regular trading on the Exchange on any Business Day of the Fund will be priced at the net asset value per share that is determined as of the close of regular trading on the Exchange. (See "How Net Asset Value is Determined"). Purchase orders received by RSMC and accepted by RSD after the close of regular trading  on  the Exchange will be priced as of the close  of  regular trading  on  the  Exchange  on  the following  Business  Day  of  the
Fund. A "Business Day" of the Fund is any day on which the Exchange, RSMC and the Philadelphia branch office of the Federal Reserve are open for business. The following are not Business Days of the Fund: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

  It is the responsibility of WTC, or the Service Organization involved, to transmit orders for the purchase of shares by its customers to RSMC and to deliver required funds on a timely basis, in accordance with the procedures stated above.

  Please   call  WTC,  your  Service  Organization  or   the   number
listed below for further information about the Portfolio or for assistance in opening an account:

---------------------------------------------------------------------
             NATIONWIDE              (800) 336-9970
---------------------------------------------------------------------

SHAREHOLDER ACCOUNTS
  RSMC,  as  Transfer  Agent,  maintains  for  each  shareholder   an
account expressed in terms of full and fractional shares of the Portfolio rounded to the nearest 1/1000th of a share.

  In the interest of economy and convenience, the Fund does not issue share certificates. Each shareholder is sent a statement at least quarterly showing all purchases in or redemptions from the shareholder's account. The statement also sets forth the balance of shares held in the account.

  Due to the relatively high cost of maintaining small shareholder accounts, the Fund reserves the right to close any account  with  a  current value of less than $500  by  redeeming  all shares in the account and transferring the proceeds to the shareholder. Shareholders will be notified if their account value is less than $500 and will be allowed 60 days in which to increase their account balance to $500 or more to prevent the account from being closed. Reductions in value that result
solely   from   market  activity  will  not  trigger  an  involuntary
redemption.

HOW TO REDEEM SHARES
  Shareholders may redeem their shares by mail or by telephone as described below. If you purchased your shares through an account at WTC or a Service Organization, you may redeem all or part of your shares in accordance with the instructions pertaining to that account. Corporations, other organizations, trusts, fiduciaries and other institutional investors may be required to furnish certain additional documentation to authorize redemptions. Redemption requests should be accompanied by the Fund's name and your account number.

  BY MAIL. Shareholders redeeming their shares by mail should submit written instructions with a guarantee of their signature by an eligible institution acceptable to the Fund's Transfer
Agent, such as a bank, broker, dealer, municipal securities dealer, government securities dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association ("eligible institution") to: The Rodney Square Equity Fund, c/o Rodney Square Management Corporation, P.O. Box 8987, Wilmington, DE 19899-9752. A redemption order sent by overnight mail should be sent to The

Rodney Square Equity Fund, c/o Rodney Square Management Corporation, 1105 N. Market Street, Wilmington, DE 19801. The
instructions should indicate the Portfolio account number and the name of the person in whose name the account is registered. A signature and a signature guarantee are required for each person in whose name the account is registered.

  BY TELEPHONE. Shareholders who prefer to redeem their shares by telephone must elect to do so by applying in writing for telephone redemption privileges by completing an Application for Telephone Redemptions (included at the end of this Prospectus), which describes the telephone redemption procedures in more detail and requires certain information that will be used to identify the shareholder when a telephone redemption request is made. When redeeming by telephone, you must indicate your name, the Fund's name, the Portfolio's name, the Portfolio account number, the number of shares or dollar amount you wish to redeem and certain other information necessary to identify you as the shareholder. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine and, if such procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions. During times of drastic economic or market changes, the telephone redemption privilege may be difficult to implement. In the event that you are unable to reach RSMC by telephone, you may make a redemption request by mail.

  ADDITIONAL  REDEMPTION  INFORMATION.  You may  redeem  all  or  any part of the value of your account on any Business Day of the Fund. Redemptions are effected at the net asset value per share next calculated after RSMC has received your redemption request. (See "How Net Asset Value Is Determined.") The Fund imposes no fee when shares are redeemed. It is the responsibility of WTC or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis.

  Amounts  redeemed  are  normally  mailed  or  wired  on  the   next
Business Day of the Fund after receipt and acceptance of redemption instructions (if received by RSMC before the close of regular trading on the Exchange), but in no event later than 7 days following such receipt and acceptance. If the shares to be redeemed represent an investment made by check, the Fund reserves the right not to make the redemption proceeds available until it has reasonable grounds to believe that the check has been collected (which could take up to 10 days).

  Redemption proceeds may be wired to your predesignated bank account at any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Alternatively, proceeds may be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for a minimum of 60 days. In order to authorize the Fund to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account which you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of the shareholder's signature by an eligible institution. Further documentation will be required to change the designated account when shares are held by a corporation, other organization, trust, fiduciary or other institutional investor.

  For more information on redemptions, contact RSMC or, if your shares are held in an account with WTC or a Service Organization, contact WTC or the Service Organization.

  SYSTEMATIC  WITHDRAWAL  PLAN.  Shareholders  who  own  shares  with a  value  of  $10,000  or  more  may participate  in  the  Systematic
Withdrawal Plan. For an Application for the Systematic Withdrawal Plan, check the appropriate box of the Application at the end of this Prospectus or call RSMC at (800) 336-9970. Under the Plan, shareholders may automatically redeem a portion of their Portfolio shares monthly, bimonthly, quarterly, semiannually or annually. The minimum withdrawal available is $100. The redemption of Portfolio shares will be effected at their net asset value at the close of the Exchange on or about the 25th day of the month. If you expect to purchase additional
Portfolio shares, it may not be to your advantage to participate in the Systematic Withdrawal Plan because contemporary purchases and redemptions may result in adverse tax consequences and may cause you to pay a sales load on amounts withdrawn shortly thereafter. This service is generally not available for WTC trust account clients, since a similar service is provided through WTC. This service may also not be available for Service Organization clients who are provided a similar service by those organizations.

EXCHANGE OF SHARES
  EXCHANGES AMONG THE RODNEY SQUARE FUNDS. You may exchange all or a portion of your Portfolio shares for shares of the other funds in the Rodney Square complex that currently offer their shares to investors. The other Rodney Square funds are:

  THE RODNEY SQUARE FUND, each portfolio of which seeks a high level of current income consistent with the preservation of capital and liquidity by investing in money market instruments pursuant to its investment practices. Its portfolios are:

      U.S.    GOVERNMENT   PORTFOLIO,   which   invests    in    U.S.
   Government   obligations  and  repurchase   agreements   involving
   such obligations.

      MONEY MARKET PORTFOLIO, which invests in obligations of major banks, prime commercial paper and corporate obligations, U.S. Government obligations, high quality municipal securities and repurchase agreements involving U.S. Government obligations.

  THE  RODNEY  SQUARE TAX-EXEMPT FUND, which seeks as  high  a  level of interest income, exempt from federal income tax, as is consistent with a portfolio of high quality, short-term municipal obligations, selected on the basis of liquidity and stability of principal.

  THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND, consisting of the following portfolios:

      THE RODNEY SQUARE DIVERSIFIED INCOME PORTFOLIO, which seeks high total return, consistent with high current income, by investing principally in various types of investment grade fixed-income securities.

      THE  RODNEY  SQUARE  MUNICIPAL INCOME  PORTFOLIO,  which  seeks
   a   high   level  of  income  exempt  from  federal   income   tax
   consistent with the preservation of capital.

  A  redemption  of shares through an exchange will  be  effected  at the net asset value per share next determined after receipt by RSMC of the request, and a purchase of shares through an exchange will  be  effected  at  the net asset value per share  determined  at that time or as next determined thereafter, plus the applicable sales load, if any. The net asset values per share of the Rodney Square Fund portfolios and the Tax-Exempt Fund are determined at 12:00 noon, Eastern time, on each Business Day. The net asset values per share of the Portfolio and the Strategic Fixed-Income Fund portfolios are determined at the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time), on each Business Day.

  Exchange transactions will be subject to the minimum initial investment and other requirements of the Portfolio. An exchange may not be made if the exchange would leave a balance in a shareholder's Portfolio account of less than $500.

  To   obtain   prospectuses  of  the  other  Rodney  Square   funds,
contact RSD. To obtain more information about exchanges or to place exchange orders, contact RSMC or, if your shares are held in a trust account with WTC or in an account with a Service Organization, contact WTC or the Service Organization. The Fund reserves the right to terminate or modify the exchange offer described here and will give shareholders 60 days' notice of such termination or modification as required by SEC rules. This exchange offer is valid only in those jurisdictions where the sale of the Rodney Square fund shares to be acquired through such exchange may be legally made.

HOW NET ASSET VALUE IS DETERMINED
  RSMC  determines  the net asset value per share  of  the  Portfolio as of the close of regular trading on the Exchange on each Business Day of the Fund. The net asset value per share of the Portfolio is calculated by dividing the total current market value of all of the Portfolio's assets, less its liabilities, by the total number of the Portfolio's shares outstanding. If any securities do not have a readily available current market value, they will be valued in good faith by or under the direction of the Fund's Board of Trustees.

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES
  DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. Dividends from the Portfolio's net investment income and distributions of net short-term capital gain and net capital gain (the excess of net long-
term capital gain over net short-term capital loss) realized by the Portfolio, after deducting any available capital loss carryovers, are paid to its shareholders annually shortly before or after the end of the Portfolio's fiscal year (December 31).
An additional distribution may be made each year if necessary to avoid the payment of a federal excise tax. Each dividend is payable to shareholders who redeem, but not to shareholders who purchase, Portfolio shares on the ex-dividend date. Dividends and capital gain distributions paid by the Portfolio are automatically reinvested in additional Portfolio shares on the payment date at the net asset value on the ex-dividend date.
Shareholders   may   elect   to   receive   dividends    and    other
distributions in cash by checking the appropriate boxes on the Application & New Account Registration form contained with this Prospectus.

  TAXES.    The   Portfolio  intends  to  continue  to  qualify   for
treatment as a regulated investment company under the Code so that it will be relieved of federal income tax on the portion of its investment company taxable income (generally consisting of net investment income plus net short-term capital gain) and net capital gain that is distributed to its shareholders.

  In general, all dividend distributions derived from ordinary income and short-term capital gain are taxable to investors as ordinary income (eligible in part for the dividends-received deduction in the case of corporations, subject to certain conditions). Pursuant to the Taxpayer Relief Act of 1997 (the "1997 Act"), two different tax rates apply to net capital gains.
One  rate  (generally  28%) applies to net gains  on  capital  assets held  for  more  than  one year but not more than  18  months  ("mid-
term gains"). A second, preferred rate (generally 20%) applies to the balance of such net capital gains ("adjusted net capital gains"). Distributions of net capital gains will be treated in the hands of shareholders as mid-term gains to the extent designated by the Fund as deriving from net gains from assets held for more than one year but not more than 18 months, and the balance will be treated as adjusted net capital gains. Distributions of mid-term gains and adjusted net capital gains will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions. The dividends-received deduction for corporations will generally apply to a Fund's dividends from investment income to the extent derived by dividends received by the Fund from domestic corporations, provided the Fund and the shareholder each meet the relevant holding period requirements.

  A statement detailing the Federal income tax status of all distributions made during a taxable year will be sent to shareholders of record no later than January 31 of the following year. Shareholders must furnish to the Fund a certified taxpayer identification number ("TIN"). The Fund is required to withhold 31% from reportable payments including ordinary income dividends, capital gains distributions, and redemptions occurring in accounts where the shareholder has failed to furnish a certified TIN and has not certified that such withholding does not apply. Any shareholders who are non-resident alien individuals, or foreign corporations, partnerships, trusts or estates, may be subject to different Federal income tax treatment.

  A redemption of Portfolio shares may result in taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares. Similar tax consequences generally will result from an exchange of Portfolio shares for shares of any other fund in the Rodney Square complex. (See "Exchange of Shares").

  The   foregoing  is  only  a  summary  of  some  important  federal income tax considerations generally affecting the Portfolio and its shareholders; a further discussion appears in the Statement of Additional Information. In addition to these considerations, which are applicable to any investment in the Portfolio, there may be other federal, state or local tax considerations applicable to a particular investor. Prospective investors are therefore urged to consult their tax advisers with respect to the effects of an investment on their own tax situations.

PERFORMANCE INFORMATION

  From time to time, quotations of the Portfolio's average annual total return ("Standardized Return") may be included in advertisements, sales literature or shareholder reports. Standardized Return will show percentage rates reflecting the average annual change in the value of an assumed initial investment of $1,000 assuming the investment has been held for periods of one year, five years and ten years as of a stated ending date. If a ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Portfolio. Standardized Return assumes that all dividends and capital gain distributions are reinvested in additional shares of the Portfolio.

  In addition, the Portfolio may advertise other total return performance data ("Non-Standardized Return"). Non-Standardized Return shows a percentage rate of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and capital gain distributions. Non-Standardized Return may be quoted for the same or different periods as those for which
Standardized Return is quoted. Non-Standardized Return may consist of a cumulative percentage rate of return, an average annual percentage rate of return, actual year-by-year rates or any combination thereof.

  The Portfolio's Return (Standardized and Non-Standardized) is increased to the extent that WTC has waived all or a portion of its advisory fee, or reimbursed all or a portion of the Portfolio's operating expenses. Returns (Standardized and Non-Standardized) are based on historical performance of the Portfolio, show the performance of a hypothetical investment and are not intended to indicate future performance.

MANAGEMENT OF THE FUND
  The Board of Trustees supervises the management, activities and affairs of the Fund and has approved contracts with various financial organizations to provide, among other services, day-to-day management required by the Portfolio and its shareholders.

  INVESTMENT ADVISER OF THE FUND. WTC, a wholly owned subsidiary of Wilmington Trust Corporation, a publicly held bank holding company, is the Investment Adviser of the Portfolio. WTC has overall responsibilities for assets under management, provides overall investment strategies and programs for the Portfolio, monitors and evaluates portfolio performance and manages short-term investments for the Portfolio. Under an Advisory Agreement with the Fund, WTC subject to the supervision of the Board of Trustees, directs the investments of the
Portfolio in accordance with its investment objective, policies and limitations.

  Under   the  Advisory  Agreement,  the  Portfolio  pays  a  monthly advisory fee to WTC at the annual rate of 0.55% of the average daily net assets of the Portfolio. WTC has agreed to waive its fee or reimburse the Portfolio monthly to the extent that
expenses   of   the   Portfolio   (excluding   taxes,   extraordinary
expenses, brokerage commission and interest) exceed an annual rate of 1.50% of the Portfolio's average daily net assets through December 31, 1998.

  In addition to serving as Adviser for the Portfolio, WTC is engaged in a variety of investment advisory activities, including the management of collective pools. A team led by E. Matthew Brown, Vice President, is responsible for the day-to-day
management  of  the Portfolio.   Mr.  Brown joined  WTC  in October
of  1996.   Prior  to  joining WTC,  he  served as Chief  Investment
Officer of PNC Bank, Delaware from 1993 through 1996, and as Investment Division Manager for Delaware Trust Capital Management from 1990 through 1993.

FUND MANAGEMENT AND OTHER SERVICE AGREEMENTS
  ADMINISTRATION, ACCOUNTING AND TRANSFER AGENCY AGREEMENTS. RSMC serves as Administrator of the Portfolio, pursuant to an
Administration Agreement with the Fund. For providing administrative and operational services, RSMC receives a monthly fee from the Fund at an annual rate of 0.09% of the Portfolio's average daily net assets. As Administrator, RSMC supplies office facilities, non investment related statistical and research data, stationery and office supplies, executive and administrative services, internal auditing and regulatory compliance services. RSMC also prepares reports to shareholders of the Portfolio and proxy statements, updates prospectuses, and makes filings with the SEC and state securities authorities. RSMC also determines the amount of dividends and other distributions payable to shareholders, prepares financial statements and footnotes and supervises the preparation of federal and state tax returns.

  Pursuant  to  an  Accounting Services Agreement with  the  Fund  on behalf  of  the  Portfolio,  RSMC provides  accounting  services  and determines the net asset value per share of the Portfolio. For these accounting services, RSMC receives from the Fund an annual fee of $45,000 plus an amount equal to 0.02% of the average daily net assets of the Portfolio in excess of $100 million. RSMC also serves as Transfer Agent and Dividend Paying Agent of the Fund pursuant to a separate Transfer Agency Agreement with the Fund on behalf of the Portfolio. Pursuant to such Agreement, the Fund pays RSMC $7 per account per year with respect to the Portfolio, plus various other transaction fees, subject to a minimum fee of $1,000 per month, plus out-of-pocket expenses.

  RSMC also serves as Fund Manager and Administrator to the Rodney Square Fund portfolios and the Tax-Exempt Fund, serves as Administrator to the Strategic Fixed-Income Fund portfolios and provides asset management services to collective investment funds maintained by WTC. In the past, RSMC has provided asset management services to individuals, personal trusts, municipalities, corporations and other organizations. As of October 31, 1997, the aggregate assets of the three investment companies managed by RSMC totaled approximately $1.6 billion.
RSMC also serves as Sub-Investment Adviser to one portfolio of the Emerald Funds, which portfolio assets totaled approximately $200.4 million as of October 31, 1997

  CUSTODIAN.   WTC  serves  as  Custodian  of  the  Fund.   For   its
custody services, the Fund pays WTC an annual fee based upon the average net assets of the Portfolio as follows: $0.25 per $1,000 on the first $50 million, $0.20 per $1,000 on the next $50 million, and $0.15 per $1,000 over $100 million, plus, $15 per purchase, sale or maturity of a portfolio security. The custodian fee is subject to a minimum charge of $1,000 per month, exclusive of any transaction charges.

  DISTRIBUTION AGREEMENT. Pursuant to a Distribution Agreement with the Fund, and on behalf of the Portfolio, RSD manages the Fund's distribution efforts. RSD provides assistance and expertise in developing marketing plans and materials, enters into dealer agreements with broker-dealers and other financial institutions to sell shares of the Portfolio and directly, or through its affiliates, provides investor support services.

  BANKING LAWS. Banking laws restrict deposit-taking institutions and certain of their affiliates from underwriting or distributing securities. WTC believes, and counsel to WTC has advised the Fund that WTC and its affiliates may perform the services contemplated by their respective Agreements with the Fund without violation of applicable banking laws or regulations. If WTC or its affiliates were prohibited from performing these services, it is expected that the Board of Trustees would consider entering into agreements with other entities. If a bank were prohibited from acting as a Service Organization, its shareholder clients would be expected to be permitted to remain Portfolio shareholders and alternative means for servicing such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

DESCRIPTION OF THE FUND
  The   Fund   is   an   open-end,  management   investment   company
established as a Massachusetts business trust on August 19, 1986 by a Declaration of Trust.

  The Fund's capital consists of an unlimited number of shares of beneficial interest. The Trustees are empowered by the Declaration of Trust and the Bylaws to establish additional portfolios. Shares of the Portfolio entitle their holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. As of October 31, 1997, WTC owned by virtue of shared or sole voting or investment power on behalf of its underlying customer accounts 69.8% of the shares of the Portfolio and may be deemed to be a controlling person of the Portfolio under the 1940 Act.

  The Fund does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Under the
1940 Act, shareholders of record owning no less than two-thirds of the outstanding shares of the Fund may remove a Trustee by vote cast in person or by proxy at a meeting called for that
purpose.    The   Trustees  are  required  to  call  a   meeting   of
shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of the Fund's outstanding shares.

[GRAPHIC]

The Rodney Square Equity Fund

APPLICATION & NEW ACCOUNT REGISTRATION
-------------------------------------------------------------------------------
INSTRUCTIONS:                         RETURN THIS COMPLETED FORM TO:
FOR WIRING INSTRUCTIONS OR FOR        THE RODNEY SQUARE EQUITY FUND
ASSISTANCE IN COMPLETING THIS         C/O RODNEY SQUARE MANAGEMENT CORPORATION
FORM CALL (800) 336-9970              P.O. BOX 8987
                                      WILMINGTON, DE  19899-9752
-------------------------------------------------------------------------------
PORTFOLIO SELECTION ($1,000 MINIMUM)

    __ LARGE CAP GROWTH LARGE CAP GROWTH EQUITY PORTFOLIO    $ _______________
       TOTAL AMOUNT TO BE INVESTED    		$ _______________

_____ By check. (Make payable to "The Rodney Square Equity Fund")
_____ By wire. Call 1-800-336-9970 for Instructions.
      Bank from which funds will be wired _______________ wire date ___________
-------------------------------------------------------------------------------
ACCOUNT REGISTRATION - JOINT TENANTS USE LINES 1 AND 2; CUSTODIAN FOR A MINOR, USE LINES 1 AND 3; CORPORATION, TRUST OR OTHER ORGANIZATION OR ANY FIDUCIARY CAPACITY, USE LINE 4.

1. Individual ______________  __  _____________     ____________________
                First Name    MI    Last Name       Customer Tax ID No.*
2. Joint Tenancy** ______________  __  _____________     ____________________
                     First Name    MI    Last Name       Customer Tax ID No.*
3. Gifts to Minors*** _________________  ____________________ under the _____
                         Minor's Name    Customer Tax ID NO.*           State
4. Other Registration __________________________________ ____________________
                                                         Customer Tax ID No.*
5. If Trust, Date of Trust Instrument: ______________________________________
6. _____________________________________
            Your Occupation
7. ___________________________________  _____________________________________
            Employer's Name                       Employer's Address

* Customer Tax Identification No.: (a) for an individual, joint tenants, or a custodial account under the Uniform Gifts/Transfers to Minors Act, supply the Social Security number of the registered account owner who is to be taxed;
  (b) for a trust, a corporation, a partnership, an organization, a fiduciary, etc., supply the Employer Identification number of the legal entity or organization that will report income and/or gains.
** "Joint Tenants with Rights of Survivorship" unless otherwise specified.
*** Regulated by the state's Uniform Gift/Transfers to Minors Act.
-------------------------------------------------------------------------------
ADDRESS OF RECORD

  __________________________________________________________________________
                   Street
  __________________________________________________________________________
                    City                  State              Zip Code
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
DISTRIBUTION OPTIONS - IF THESE BOXES ARE NOT CHECKED, ALL DISTRIBUTIONS WILL
                       BE INVESTED IN ADDITIONAL SHARES.

                                                 		Pay Cash for:
                                		Income Dividends               Other
LARGE CAP GROWTH EQUITY PORTFOLIO            _____                     _____
-------------------------------------------------------------------------------
CHECK ANY OF THE FOLLOWING IF YOU WOULD LIKE ADDITIONAL INFORMATION ABOUT A
PARTICULAR PLAN OR SERVICE SENT TO YOU.

       _____ AUTOMATIC INVESTMENT PLAN    _____ SYSTEMATIC WITHDRAWL PLAN
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CERTIFICATIONS AND SIGNATURE(S) - PLEASE SIGN EXACTLY AS REGISTERED UNDER "ACCOUNT REGISTRATION."

    I have received and read the Prospectus for The Rodney Square Equity
Fund and agree to its terms; I am of legal age. I understand that the shares offered by this Prospectus are not deposits of, or guaranteed by, Wilmington Trust Company, nor are the shares insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. I further under-stand that investment in these shares involves investment risks, including possible loss of principal. If a corporate customer, I certify that appropriate corporate resolutions authorizing investment in The Rodney Square Equity Fund have been duly adopted.

    I certify under penalties of perjury that the Social Security number or taxpayer identification number shown above is correct. Unless the box below is checked, I certify under penalties of perjury that I am not subject to backup withholding because the Internal Revenue Service (a) has not notified me that I am as a result of failure to report all interest or dividends, or
(b) has notified me that I am no longer subject to backup withholding. The certifications in this paragraph are required from all nonexempt persons to prevent backup withholding of 31% of all taxable distributions and gross redemption proceeds under the federal income tax law.

  _____ Check here if you are subject to backup withholding.

Signature ______________________________________  Date ___________________

Signature ______________________________________  Date ___________________
               Joint Owner/Trustee

Check one:  ___ Owner   ___ Trustee  ___ Custodian  ___ Other ________________
-------------------------------------------------------------------------------
IDENTIFICATION OF SERVICE ORGANIZATION
We authorize Rodney Square Management Corporation ("RSMC"), and Rodney Square Distributors, Inc. ("RSD") in the case of transactions by telephone, to act as our agents in connection with transactions authorized by this order form.

Service Organization Name and Code ________________________     __ __ __ __ __
Branch Address and Code ___________________________________           __ __ __
Representative or Other Employee Code _____________________        __ __ __ __
Authorized Signature of Service Organization ___________ Telephone (  )________
-------------------------------------------------------------------------------

[GRAPHIC]
The Rodney Square Equity Fund

APPLICATION FOR TELEPHONE REDEMPTION
-------------------------------------------------------------------------------
Telephone redemption permits redemption of fund shares by telephone, with proceeds directed only to the fund account address of record or to the bank account designated below. For investments by check, telephone redemption is available only after these shares have been on the Fund's books for 10 days.

This form is to be used to add or change the telephone redemption option on your Rodney Square Equity Fund account(s).
-------------------------------------------------------------------------------
ACCOUNT INFORMATION

  Portfolio Name(s):_________________________________________________________
  Fund Account Number(s):____________________________________________________
                         (Please provide if you are a current account holder:) REGISTERED IN THE NAME(S) OF:_______________________________________________
                              _______________________________________________
                              _______________________________________________
 REGISTERED ADDRESS:          _______________________________________________
                              _______________________________________________

NOTE: If this form is not submitted with the application, a corporate resolution must be included for accounts registered to other than an individual, a fiduciary or partnership.
-------------------------------------------------------------------------------
REDEMPTION INSTRUCTIONS

    _____ Add      _____ Change

CHECK ONE OR MORE.

    _____ Mail proceeds to my fund account address of record (must by $10,000 or less and address must be established for a minimum of 60 days) _____ Mail proceeds to my bank
    _____ Wire proceeds to my bank (minimum $1,000)
    _____ All of the above

Telephone redemption by wire can be used only with financial institutions that are participants in the Federal Reserve Bank Wire System. If the financial institution you designate is not a Federal Reserve participant, telephone redemption proceeds will be mailed to the named financial institution. In either case, it may take a day or two, upon receipt for your financial institution to credit your bank account with the proceeds, depending on its internal crediting procedures.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
BANK INFORMATION - PLEASE COMPLETE THE FOLLOWING INFORMATION ONLY IF PROCEEDS MAILED/WIRED TO YOUR BANK WAS SELECTED. A VOIDED BANK CHECK MUST BE ATTACHED TO THIS APPLICATION.

    Name of Bank               ____________________________________________
    Bank Routing Transit #     ____________________________________________
    Bank Address               ____________________________________________
    City/State/Zip             ____________________________________________
    Bank Account Number        ____________________________________________
    Name(s) on Bank Account    ____________________________________________
-------------------------------------------------------------------------------
AUTHORIZATIONS

  By electing the telephone redemption option, I appoint Rodney Square Management Corporation ("RSMC") my agent to redeem shares of any designated Rodney Square fund when so instructed by telephone. This power will continue if I am disabled or incapacitated. By granting this power, I understand that RSMC may be contacted, on my apparent behalf, by imposters. In view of this risk, I futher understand and agree that RSMC plans to follow reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures shall include sending proceeds to telephone redemption requests only to my account address of record, or to the bank listed above. Proceeds in excess of $10,000 will be sent only to my predesignated bank. By signing below, I agree on behalf of myself, my successors and assigns, not to hold RSMC, any of its affiliates, or any Rodney Square fund responsible for acting under the powers I have given
  RSMC, provided the aforementioned precautionary procedures are duly followed. I also agree that all account and registration information I have given will remain the same unless I instruct RSMC otherwise in writing, accompanied by a signature guarantee. If I want to terminate this agreement, I will give RSMC at least ten days notice in writing. If RSMC or other Rodney Square funds want to terminate this agreement, they will give me at least ten days notice in writing.

  ALL OWNERS ON THE ACCOUNT MUST SIGN BELOW AND OBTAIN SIGNATURE GUARANTEE(S).


  ___________________________________   _____________________________________
     Signature of Individual Owner        Signature of Joint Owner (if any)

  ____________________________________________________________________________
  Signature of Corporate Officer, Trustee or other - please include your title

You must have a signature(s) guaranteed by an eligible institution acceptable to the Fund's transfer agent, such as a bank, broker/dealer, government securities dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. A Notary Public is not an acceptable guarantor.

                     SIGNATURE GUARANTEE(S) (stamp)

[Outside cover -- Divided into three sections]
[Left Section]

TRUSTEES
Eric Brucker
Fred L. Buckner
Robert J. Christian
Martin L. Klopping
John J. Quindlen
-------------------
OFFICERS
Martin L. Klopping, PRESIDENT
Joseph M. Fahey, Jr., VICE PRESIDENT
Robert C. Hancock, VICE PRESIDENT & TREASURER
Carl M. Rizzo, Esq., SECRETARY
Diane D. Marky, ASSISTANT SECRETARY
Connie L. Meyers, ASSISTANT SECRETARY
John J. Kelley, ASSISTANT TREASURER
--------------------------------------
ADMINISTRATOR AND TRANSFER AGENT
Rodney Square Management Corporation
Rodney Square North
1100 N. Market St.
Wilmington, DE 19890-0001
----------------------------
INVESTMENT ADVISER AND CUSTODIAN
Wilmington Trust Company
Rodney Square North
1100 N. Market St.
Wilmington, DE 19890-0001
----------------------------
DISTRIBUTOR
Rodney Square Distributors, Inc.
Rodney Square North
1100 N. Market St.
Wilmington, DE 19890-0001
--------------------------

TABLE OF CONTENTS


Expense Table................................
Financial Highlights.........................
Questions and Answers About
   the Portfolios............................
Investment Objectives and Policies...........
Investment Practices...................
Risk Factors.................................
Purchase of Shares...........................
Shareholder Accounts.........................
Redemption of Shares.........................
Exchange of Shares...........................
How Net Asset Value is Determined............
Dividends, Capital Gains Distribution
   and Taxes.................................
Performance Information......................
Management of the Fund.......................
Fund Management Agreements...................
Description of the Fund......................
Application and New Account Registration.....


[Middle Section]

THE RODNEY SQUARE EQUITY FUND
LARGE CAP GROWTH EQUITY PORTFOLIO


[Graphic]

PROSPECTUS
January 26, 1998

                  THE RODNEY SQUARE EQUITY FUND
                LARGE CAP GROWTH EQUITY PORTFOLIO

                       Rodney Square North
                    1100 North Market Street
                Wilmington, Delaware  19890-0001


  The Large Cap Growth Equity Portfolio (the "Portfolio") is a diversified series of the Rodney Square Equity Fund (the "Fund"), an open-end investment company. The Portfolio seeks superior long-term growth of capital. The Adviser will seek to achieve this objective by causing the Portfolio to be as fully invested as is practical, in light of cash flows, in equity securities of or relating to U.S. large cap issuers which are judged by the Adviser to possess strong growth characteristics.






               STATEMENT OF ADDITIONAL INFORMATION

                        January 26, 1998



     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Fund's current
Prospectus, dated January 26, 1998. A copy of the current Prospectus may be obtained without charge, by writing to Rodney Square Distributors, Inc. ("RSD"), Rodney Square North, 1100 North Market Street, Wilmington, DE 19890-0001 and from certain institutions such as banks or broker-dealers that have entered into servicing agreements with RSD or by calling (800) 336-9970.

                        TABLE OF CONTENTS


SECTION                                                   PAGE

THE PORTFOLIO'S INVESTMENT POLICIES......................   1

INVESTMENT LIMITATIONS...................................   3

TRUSTEES AND OFFICERS....................................   4

WILMINGTON TRUST COMPANY.................................   6

INVESTMENT MANAGEMENT SERVICES...........................   7

   Advisory Agreement....................................   7

ADMINISTRATION, ACCOUNTING AND DISTRIBUTION AGREEMENTS...   8

REDEMPTIONS..............................................  11

PORTFOLIO TRANSACTIONS...................................  11

NET ASSET VALUE..........................................  13

PERFORMANCE INFORMATION..................................  13

TAXES....................................................  18

DESCRIPTION OF THE FUND..................................  20

OTHER INFORMATION........................................  21

FINANCIAL STATEMENTS.....................................  21

APPENDIX.................................................  A-1

               THE PORTFOLIO'S INVESTMENT POLICIES

      The following information supplements the information concerning the Portfolio's investment objective, policies and limitations found in the Prospectus.

     OPTION AND FUTURES STRATEGIES.  The Portfolio may purchase
and  write  (sell) exchange-traded options and futures.   These
strategies are described in detail in the Appendix.

      U.S. GOVERNMENT OBLIGATIONS. The Portfolio may invest in U.S. Government obligations, including direct obligations of the U.S. Government (such as Treasury bills, notes and bonds) and obligations issued by U.S. Government agencies and instrumentalities. Agencies and instrumentalities include executive departments of the U.S. Government or independent federal organizations supervised by Congress. Although not all obligations of agencies and instrumentalities are direct obligations of the U.S. Treasury, payment of the interest and principal on these obligations is generally backed directly or indirectly by the U.S. Government. This support can range from obligations supported by the full faith and credit of the United States to obligations that are supported solely or primarily by the creditworthiness of the issuer. In the case of obligations not backed by the full faith and credit of the United States, the Portfolio must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

      A portion of the assets of the Portfolio may consist of Treasury bonds, Government National Mortgage Association ("GNMA") mortgage-backed certificates and other U.S. Government obligations representing ownership interests in mortgage pools, such as securities issued by the Federal National Mortgage Association ("FNMA") and by the Federal Home Loan Mortgage Corporation ("FHLMC"). The payment of interest and principal on the latter securities are guaranteed by FNMA and FHLMC, respectively. FNMA and FHLMC are federally chartered corporations supervised by the U.S. Government acting as government instrumentalities under authority granted by Congress. Securities issued and backed by FNMA and FHLMC are not backed by the full faith and credit of the United States; however, their close relationship with the U.S. Government makes them high quality securities with minimal credit risks. FNMA and FHLMC are each authorized to borrow to a limited extent from the U.S. Treasury to meet their obligations.

      Although the mortgage loans in the pool underlying a GNMA certificate will have maturities of up to 30 years, the actual average life of a GNMA certificate typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in mortgage interest rates. In periods of falling interest rates, the rate of prepayment on higher interest rate mortgages tends to increase, thereby shortening the actual average life of the GNMA certificate. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificate. Reinvestment of prepayments may occur at rates higher or lower than the original yield on the certificates. Due to the prepayment possibility and the need to reinvest prepayments of principal at current rates, GNMA certificates may be less effective than typical non-callable bonds of similar maturities at "locking in" higher yields during the period of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates. GNMA pass-through certificates may include securities backed by adjustable-rate mortgages which bear interest at a rate which will be adjusted periodically.

      MORTGAGE PASS-THROUGH CERTIFICATES. The debt securities in which the Portfolio may invest include mortgage pass-through certificates. Such certificates represent interests in pools of mortgage loans and provide for the "pass-through" of monthly payments by the mortgagors net of service fees. Prepayments of the mortgages included in the underlying mortgage pool may adversely impact the yield of the mortgage pass-through certificates and may also result in more rapid prepayment of principal than the stated maturity of the certificates would indicate.

      WHEN-ISSUED SECURITIES. New issues of U.S. Government obligations may be offered on a when-issued basis. This means that delivery and payment for the securities normally will take place approximately 15 to 90 days after the date of the transaction. The payment obligation and the interest rate that will be received are each fixed at the time the buyer enters into the commitment. The Portfolio will make commitments to purchase such securities only with the intention of actually acquiring the securities, but it may dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. A separate account of the Fund will be established at the Fund's custodian bank, into which cash or other liquid assets equal to the amount of the above commitments will be deposited. If the market value of the deposited securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of such commitments by the Portfolio. The Portfolio expects that its outstanding commitments at any one time to purchase when-issued securities will not exceed 5% of its net asset value.

     A security purchased on a when-issued basis is recorded as an asset on the commitment date and is subject to changes in market value generally based upon changes in the level of interest rates. Thus, upon delivery, its market value may be higher or lower than its cost resulting in an increase or decrease in the Portfolio's net asset value. Failure by the issuer to deliver a security purchased on a when-issued basis may result in a loss or a missed opportunity to make an alternative investment.

      The Portfolio generally does not pay for such securities or start earning interest on them until they are received. When payment for a when-issued security is due, the Portfolio will meet its obligations from then-available cash flow, the sale of securities held in the separate account or the sale of other securities. The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains or losses.

     REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements with respect to any security in which it is authorized to invest. A repurchase agreement is a transaction in which the Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to that bank or dealer at an agreed upon price, date and market rate of interest. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to the Fund in connection with bankruptcy proceedings), it is the policy of the Fund to limit repurchase transactions to primary dealers in U.S. Government obligations and to banks whose creditworthiness has been reviewed and found satisfactory by WTC. Repurchase agreements maturing in more than seven days are considered to be illiquid for the purposes of the Fund's investment limitations.

      ILLIQUID SECURITIES. The Portfolio may not purchase or otherwise acquire any security or invest in a repurchase agreement with respect to any securities if, as a result, more than 15% of the Portfolio's net assets (taken at current value) would be invested in illiquid securities. For purposes of this limitation, repurchase agreements not entitling the holder to payment of principal within seven days and securities that are illiquid by virtue of legal or contractual restrictions on resale ("restricted securities") or the absence of a readily available market are considered illiquid. Restricted securities that are actively traded in the institutional market are not subject to the 15% limit. The Portfolio may not, however, invest more that 10% of its total assets in restricted equity securities that do not have a readily available market.

     COMMERCIAL PAPER. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Portfolio may invest only in commercial paper rated A-1 or higher by Standard & Poor's Ratings Services or Prime-1 by Moody's Investors Service, Inc.

     LOANS OF PORTFOLIO SECURITIES. Although the Portfolio has no present intention of doing so, it may from time to time lend its portfolio securities to brokers, dealers and financial institutions. Such loans will in no event exceed one-third of the Portfolio's total assets and will be secured by collateral in the form of cash or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, which at all times while the loan is outstanding will be maintained in an amount at least equal to the current market value of the loaned securities.

     The primary risk involved in lending securities is that of a financial failure by the borrower. In such a situation, the borrower might be unable to return the loaned securities at a time when the value of the collateral has fallen below the amount necessary to replace the loaned securities. The borrower would be liable for the shortage, but the Portfolio would be an unsecured creditor with respect to such shortage and might not be able to recover all or any of it. In order to minimize this risk, the Portfolio will make loans of securities only to firms deemed creditworthy by the Adviser and only when, in the judgment of the Adviser, the consideration that the Portfolio will receive from the borrower justifies the risk.

                     INVESTMENT LIMITATIONS

       The investment limitations described below are fundamental, and may not be changed without the affirmative vote of the lesser of (i) 67% or more of the shares of the Portfolio present at a shareholders' meeting if holders of more than 50% of the outstanding shares of the Portfolio are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Portfolio.

     The Portfolio will not as a matter of fundamental policy:

      1. with respect to 75% of the Portfolio's total assets, invest more than 5% of the value of its total assets in the securities of any one issuer, except debt obligations issued or
guaranteed   by   the   U.S.  Government,   its   agencies   or
instrumentalities ("U.S. Government obligations"); for purposes of this limitation, repurchase agreements fully collateralized
by   U.S.  Government  obligations  will  be  treated  as  U.S.
Government obligations;
      2. with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by the Portfolio;
      3. borrow money, except for temporary or emergency purposes, and then in an aggregate amount not in excess of 10% of the Portfolio's total assets;
      4. purchase securities (other than U.S. Government obligations), if such purchase would cause more than 25% in the aggregate of the market value of the total assets of the
Portfolio at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry;
     5. act as underwriter of the securities issued by others, except to the extent that the purchase of securities in
accordance  with  the  Portfolio's  investment  objective   and
policies directly from the issuer thereof and the later disposition thereof may be deemed to be underwriting;
       6. issue senior securities, except to the extent permitted by the Investment Company Act of 1940 (the "1940 Act");
     7. purchase or sell real estate, but this limitation shall not prevent the Portfolio from investing in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein, including real estate investment trusts;
     8. purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Portfolio may purchase, sell or enter into financial options
and   futures,  forward  and  spot  currency  contracts,   swap
transactions and other derivative financial instruments;
     9. make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with the Portfolio's investment
objectives   and   policies  and  the  entry  into   repurchase
agreements may be deemed to be loans.

      In addition, the Portfolio has adopted several non-fundamental policies, which can be changed by the Board of Trustees without shareholder approval.

      As a matter of non-fundamental policy, the Portfolio will not:

      1. purchase or otherwise acquire any security or invest in a repurchase agreement with respect to any securities if, as a result, more than 15% of the Portfolio's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market;
       2. purchase the securities of open-end investment companies or invest more than 10% of its total net assets, taken at market value, in the securities of closed-end investment companies, provided that no purchase of securities of closed-end companies shall be made except by purchase in the open market when no commission or profit to a sponsor or broker-dealer results from such purchase other than the customary broker's commission (except when part of a plan of merger, consolidation, reorganization or acquisition of assets);
      3. purchase securities on margin except to obtain such credits as may be necessary for the clearance of the purchases and sales of securities, or make short sales, unless by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions; or
     4.   engage in futures contract transactions; or

     5. purchase securities while borrowings in excess of 5% of the Portfolio's total assets are outstanding.

      Whenever an investment policy or limitation states a maximum percentage of the Portfolio's assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, that percentage shall be determined, or that standard shall be applied, immediately after the Portfolio's acquisition of the security or other asset. Accordingly, any later increase or decrease resulting from a change in the market value of a security or in the Portfolio's net or total assets will not cause the Portfolio to violate a percentage limitation. Similarly, any later change in quality, such as a rating downgrade or the delisting of a warrant, will not cause the Portfolio to violate a quality standard.

      "Value" for the purposes of all investment limitations shall mean the value used in determining the Portfolio's net asset value.

      The Portfolio may as a fundamental policy invest all of its investable assets (cash, securities and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Portfolio, notwithstanding any other investment policy of the Portfolio.

                      TRUSTEES AND OFFICERS

     The Fund has a Board, presently composed of five Trustees, which supervises the Portfolio's activities and reviews contractual arrangements with companies that provide the Portfolio with services. The Fund's Trustees and officers are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees also serve in similar capacities for The Rodney Square Fund, The Rodney Square Tax-Exempt Fund, and The Rodney Square Strategic Fixed-Income Fund. Those Trustees who are "interested persons" of the Fund, as defined in the 1940 Act, by virtue of their positions with either RSMC or Wilmington Trust Company ("WTC"), the parent of Rodney Square Management Corporation ("RSMC"), are indicated by an asterisk (*).

*MARTIN L. KLOPPING, Rodney Square North, 1100 N. Market Street, Wilmington, DE 19890-0001, President elected in 1995, and Trustee, age 44, has been President and Director of RSMC since 1984. He is also a Director of RSD, elected in 1992. He is also a Chartered Financial Analyst and member of the SEC Rules and Investment Advisers Committees of the Investment Company Institute.

ERIC BRUCKER, School of Management, University of Michigan, Dearborn, MI 48128, Trustee, age 56, has been Dean of the School of Management at the University of Michigan since June 1992. He was Professor of Economics, Trenton State College from September 1989 through June 1992. He was Vice President for Academic Affairs, Trenton State College, from September 1989 through June 1991. From 1976 until September 1989, he was Dean of the College of Business and Economics and Chairman of various committees at the University of Delaware.

FRED L. BUCKNER, 5 Hearth Lane, Greenville, DE 19807, Trustee, age 65, has retired as President and Chief Operating Officer of Hercules Incorporated (diversified chemicals), positions he held from March 1987 through March 1992. He also served as a member of the Hercules Incorporated Board of Directors from 1986 through March 1992.

*ROBERT J. CHRISTIAN, Rodney Square North, 1100 N. Market St., Wilmington, DE 19890-0001, Trustee, age 48, has been Chief Investment Officer of WTC and Director of RSMC since February 1996. He was Chairman and Director of PNC Equity Advisors Company, and President and Chief Investment Officer of PNC Asset Management Group, Inc. from 1994 to 1996. He was Chief Investment Officer of PNC Bank, N.A. from 1992 to 1996, Director of Provident Capital Management from 1993 to 1996 and Director of Investment Strategy PNC Bank, N.A. from 1989 to 1992. He is also a Trustee of LaSalle University and a member of the Board of Governors for the Pennsylvania Economy League.

JOHN J. QUINDLEN, 313 Southwinds, 1250 Southwinds Blvd., Vero Beach, FL. 32963, Trustee, age 65, has retired as Senior Vice President-Finance of E.I. du Pont de Nemours and Company, Inc. (diversified chemicals), a position he held from 1984 through November 1993. He also served as Chief Financial Officer of E.I. du Pont de Nemours and Company, Inc. from 1984 through
June 1993. Mr. Quindlen has also served as a Trustee of the Kiewit Mutual Fund since July 1994.

JOSEPH M. FAHEY, JR., Rodney Square North, 1100 N. Market Street, Wilmington, DE 19890-0001, Vice President, age 40, has been with RSMC since 1984, as a Secretary of RSMC since 1986, a Director of RSMC since 1989 and a Vice President of RSMC since 1992. He was an Assistant Vice President of RSMC from 1988 to 1992.

ROBERT C. HANCOCK, Rodney Square North, 1100 N. Market Street, Wilmington, DE 19890-0001, Vice President and Treasurer, age 45, has been Vice President of RSMC since 1988 and Treasurer of RSMC since 1990. He is also a member of the Accounting/Treasurer Committee of the Investment Company Institute.

CARL M. RIZZO, ESQ., Rodney Square North, 1100 N. Market Street, Wilmington, DE 19890-0001, Secretary, age 46, was appointed Vice President of RSMC in July, 1996. From 1995 to 1996 he was Assistant General Counsel of Aid Association for Lutherans (a fraternal benefit association); from 1994 to 1995 Senior Associate Counsel of United Services Automobile Association (an insurance and financial services firm); and from 1987 to 1994 Special Counsel or Attorney-Adviser with a federal government agency.

DIANE  D.  MARKY, Rodney Square North, 1100 N.  Market  Street,
Wilmington, DE 19890-0001, Assistant Secretary, age 33, has been a Senior Fund Administrator of RSMC since 1994 and a Fund
Administration Officer since 1991.

CONNIE L. MEYERS, Rodney Square North, 1100 N. Market Street, Wilmington, DE 19890-001, Assistant Secretary, age 37, has been a Fund Administrator of RSMC since August 1994. She was a Corporate Custody Administrator for WTC from 1989 to 1994.

JOHN  J.  KELLEY, Rodney Square North, 1100 N.  Market  Street,
Wilmington, DE 19890-0001, Assistant Treasurer, age 38, has been a Vice President of RSMC since 1995 and was an Assistant
Vice President of RSMC from 1989 to 1994.

      The fees of the Trustees who are not "interested persons" of the Fund, as defined in the 1940 Act ("Independent Trustees"), are paid by the Portfolio. The Portfolio may also reimburse Independent Trustees for expenses incurred in attending meetings of the Board. The following table shows the fees paid during calendar 1996 to the Independent Trustees for their service to the Fund and to the Rodney Square Family of Funds. On November 4, 1997, the Trustees and officers of the Fund, as a group, owned beneficially, or may be deemed to have owned beneficially, less than 1% of the outstanding shares of the Portfolio.


                       1996 TRUSTEES FEES

                         TOTAL FEES FROM    TOTAL FEES FROM THE RODNEY
INDEPENDENT TRUSTEE          THE FUND          SQUARE FAMILY OF FUNDS
-------------------          --------        -------------------------

Eric Brucker                  $1,725              $17,450

Fred L. Buckner               $1,725              $17,450

John J. Quindlen              $1,725              $17,450



                    WILMINGTON TRUST COMPANY

      WTC  is  the wholly owned subsidiary of Wilmington  Trust
Corporation, a publicly held bank holding company.   WTC  is  a
state-chartered bank organized as a Delaware corporation in 1903.

     The Fund benefits from the experience, conservative values and special heritage of WTC and its affiliates. WTC is a financially strong bank and enjoys a reputation for providing exceptional consistency, stability and discipline in managing both short-term and long-term investments. WTC is Delaware's largest full-service bank and, with more than $96 billion in trust, custody and investment management assets, WTC ranks among the nation's leading financial services firms. As of December 31, 1996, the trust department of WTC was the seventeenth in the United States as measured by discretionary assets under management. WTC is engaged in a variety of investment  advisory activities, including  the  management  of collective investment pools, and has nearly a century of experience managing the personal investments of high net-worth individuals. Its current roster of institutional clients includes several Fortune 500 companies. Certain departments in WTC engage in investment management activities that utilize a variety of investment instruments such as interest rate futures contracts, options on U. S. Treasury securities and municipal forward contracts.

      WTC serves as Custodian for the Fund pursuant to a Custodian Agreement dated January 30, 1987. Pursuant to such Agreement, the Fund pays WTC an annual fee based upon the average net assets of the Portfolio as follows: $0.25 per $1,000 on the first $50 million; $0.20 per $1,000 on the next $50 million and $0.15 per $1,000 over $100 million, plus $15 per purchase, sale or maturity of a portfolio security. This fee is subject to a minimum charge of $1,000 per month, exclusive of any transaction charges.

      Several affiliates of WTC are also engaged in the investment advisory business. Wilmington Trust FSB, a wholly owned subsidiary of WTC, exercises investment discretion over certain institutional accounts. Wilmington Brokerage Services Company, another wholly owned subsidiary of WTC, is a registered investment adviser and a registered broker-dealer.

      In addition, WTC also serves as the Investment Adviser of The Rodney Square Strategic Fixed-Income Fund, and Custodian of
The  Rodney Square Fund, The Rodney Square Tax-Exempt Fund, and
The Rodney Square Strategic Fixed-Income Fund.

                  INVESTMENT ADVISORY SERVICES

      ADVISORY AGREEMENT. WTC serves as Investment Adviser to the Fund pursuant to an Advisory Agreement executed as of December 19, 1997. Under the Advisory Agreement WTC directs the investments of the Portfolio in accordance with the Portfolio's investment objectives, policy and limitations. The Advisory Agreement provides that WTC is responsible for the provision of investment management and related services to the Fund, subject to the direction of the Board of Trustees and the officers of the Fund. The Investment Adviser is paid by the Fund a monthly management fee at an annual rate of 0.50% of the Portfolio's average daily net assets.

      WTC has agreed voluntarily to waive all or a portion of its fee or reimburse the Fund monthly to the extent that expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) incurred by the Portfolio exceed an annual rate of 1.50% of the average daily net assets of the
Portfolio. This undertaking, which is not contained in the Advisory Agreement, may be amended or rescinded in the future.

     Under the Agreement, the Fund, on behalf of the Portfolio, assumes responsibility for paying or entering into arrangements with third parties to pay all Fund expenses which are not expressly assumed by WTC. Such expenses include: (i) fees payable for administrative services provided by the Fund's administrator; (ii) fees payable for services provided by the Fund's independent public accountants; (iii) fees payable for transfer agent, registrar, dividend disbursement and shareholder recordkeeping services; (iv) fees payable for accounting services; (v) fees payable for custodial services;
(vi) the cost of obtaining quotations for calculating the value of the assets of the Portfolio; (vii) taxes levied against the Fund; (viii) brokerage fees and commissions in connection with the purchase and sale of portfolio securities; (ix) costs, including the interest expense, of borrowing money; (x) the Fund's pro-rata share of costs and/or fees incident to holding meetings of the Trustees and shareholders, preparation, filing and mailing of prospectuses and reports, maintenance of the Fund's corporate existence, and registration of shares with federal and state securities authorities; (xi) legal fees and expenses; (xii) the costs of printing share certificates representing shares of the Portfolio; (xiii) the Fund's pro-rata share of fees payable to, and expenses of, members of the Board of Trustees who are not "interested persons" of the Fund;
(xiv) the Portfolio's pro-rata share of premiums payable on the fidelity bond required by Section 17(g) of the 1940 Act, and any other premiums payable on insurance policies related to the Fund's business and the investment activities of the Portfolio;
(xv) distribution fees; (xvi) fees, voluntary assessments and other expenses incurred in connection with the Fund's membership in investment company organizations; and (xvii) such non-recurring expenses as may arise, including actions, suits or proceedings to which the Fund is a party and the Fund's pro-rata share of the legal obligation which the Fund may have to indemnify its Trustees and officers with respect thereto.

     The Agreement provides that WTC, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under such Agreement, shall not be liable to the Fund or its shareholders for any act or omission in the course of, or connected with, providing services under the Agreement or for any losses that may be sustained in the purchase, holding or sale of any security. The Agreement is terminable without penalty on sixty (60) days' written notice by WTC or by the Fund (by action of its Board of Trustees or by vote of a majority of the Fund's outstanding voting securities), and terminates automatically in the event of its assignment. The Agreement continues in effect from year to year so long as its continuance is approved at least annually
(i) by the vote of a majority of the Independent Trustees at a meeting called for the purpose of voting on such approval and
(ii) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Fund.

     ADMINISTRATION, ACCOUNTING AND DISTRIBUTION AGREEMENTS

      RSMC, a Delaware corporation organized on September 17, 1981, serves as Administrator of the Fund pursuant to an Administration Agreement effective as of December 31, 1992. For the services provided, RSMC receives a monthly administration fee from the Fund at an annual rate of 0.12% of the Portfolio's average daily net assets. Prior to January 16, 1998, RSMC received a monthly administration fee of 0.09% of the Portfolio's average daily net assets. For the six-month period ended June 30, 1997, RSMC earned administration fees amounting to $34,183. For the fiscal years ended December 31, 1996, 1995, and 1994, RSMC earned administration fees amounting to $63,569, $57,647, and $60,100, respectively. RSMC provides asset management services to collective investment funds maintained by WTC and acts as Administrator, Transfer Agent and Dividend Paying Agent to the Fund and to two other registered investment companies: The Rodney Square Fund and The Rodney Square Tax-Exempt Fund. In addition, RSMC also serves as Investment Adviser to The Rodney Square Fund and The Rodney Square Tax-Exempt Fund.

      Under the terms of the Administration Agreement, RSMC agrees to: (a) supply office facilities, non-investment related statistical and research data, executive and administrative services, stationery and office supplies and corporate management services for the Fund; (b) prepare and file, if necessary, reports to shareholders of the Fund and reports with the SEC and state securities commissions; (c) monitor the Fund's compliance with the investment restrictions and limitations imposed by the 1940 Act, and state Blue Sky laws and applicable regulations thereunder, the fundamental and non-fundamental investment policies and limitations set forth in the Prospectus and this Statement of Additional Information, and the investment restrictions and limitations necessary for the Portfolio to qualify as a regulated investment company under the Code ("RIC"); (d) monitor sales of the Portfolio's shares and ensure that such shares are properly registered with the SEC and applicable state authorities; (e) prepare and monitor an expense budget for the Portfolio, including setting and revising accruals for each category of expenses; (f) determine the amount of dividends and other distributions payable to shareholders as necessary to, among other things, maintain the qualification of the Portfolio as a RIC; (g) prepare and distribute to appropriate parties notices announcing the declaration of dividends and other distributions to shareholders; (h) prepare financial statements and footnotes and other financial information with such frequency and in such format as required to be included in reports to shareholders and the SEC; (i) supervise the preparation of federal and state tax returns; (j) review sales literature and file such with regulatory authorities, as necessary; (k) maintain Fund/Serv membership; (l) provide information regarding material developments in state securities regulation; and (m) provide personnel to serve as officers of the Fund if so elected by the Board of Trustees. Additionally, RSMC agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Fund. RSMC may at any time or times in its discretion appoint (and may at any time remove) other parties as its agent to carry out any of the provisions of the Administration Agreement.

      The Administration Agreement provides that RSMC and its affiliates shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Administration Agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on their part in the performance of their obligations and duties under the Administration Agreement.

     The Administration Agreement became effective at the close of business on December 31, 1992, and continues in effect from year to year so long as its continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Agreement is terminable by the Fund by sixty (60) days' written notice given to RSMC or by RSMC by six (6) months' written notice given to the Fund.

      RSMC determines the net asset value per share of the Portfolio and provides accounting services to the Fund pursuant to an Accounting Services Agreement with the Fund. For the six-month period ended June 30, 1997, RSMC earned an accounting service fee of $22,315. For each of the fiscal years ended

December 31, 1996, 1995, and 1994, RSMC earned an accounting service fee of $45,000.

     Under the terms of the Accounting Services Agreement, RSMC agrees to: (a) perform the following accounting functions on a daily basis: (1) journalize the Fund's investment, capital share and income and expense activities, (2) verify investment buy/sell trade tickets when received from the portfolio advisers and transmit trades to the Fund's Custodian for proper settlement, (3) maintain individual ledgers for investment securities, (4) maintain historical tax lots for each security,
(5) reconcile cash and investment balances of the Fund with the Custodian, and provide the portfolio advisers with the beginning cash balance available for investment purposes, (6) update the cash availability throughout the day as required by the portfolio advisers, (7) post to and prepare the Fund's Statement of Assets and Liabilities and the Statement of Operations, (8) calculate various contractual expenses (e.g., advisory and custody fees), (9) control all disbursements from the Fund and authorize such disbursements upon written instructions, (10) calculate capital gains and losses, (11) determine the Fund's net income, (12) obtain security market quotes from services approved by the portfolio adviser, or if such quotes are unavailable, then obtain such prices from the portfolio adviser, and in either case calculate the market value of the Fund's investments, (13) transmit or mail a copy of the portfolio valuation to the Manager and to the portfolio advisers, (14) compute the net asset value of the Fund, (15) compute the Fund's yields, total return, expense ratios and portfolio turnover rate, and (16) monitor the expense accruals and notify Fund management of any proposed adjustments; (b) prepare monthly financial statements which include the Schedule of Investments, the Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, the Cash Statement and the Schedule of Capital Gains and Losses; (c) prepare monthly security transactions listings;
(d)  prepare quarterly broker security transactions  summaries;
(e) supply various Fund statistical data as requested on an ongoing basis; (f) assist in the preparation of support schedules necessary for completion of Federal and state tax returns; (g) assist in the preparation and filing of the Fund's semiannual reports with the SEC on Form N-SAR; (h) assist in the preparation and filing of the Fund's annual and semiannual shareholder reports and proxy statements; (i) assist with the preparation of registration statements on Form N-1A and other filings relating to the registration of shares of the Fund; (j) monitor the Portfolio's status as a RIC; and (k) act as liaison with the Fund's independent public accountants and provide account analyses, fiscal year summaries and other audit related schedules. Additionally, RSMC agrees to keep, in accordance with all applicable laws, rules and regulations, all books and records with respect to the Fund's books of account and records of the Fund's securities transactions.

     The Accounting Services Agreement provides that RSMC shall not be liable for any act or omission which does not constitute willful misfeasance, bad faith or gross negligence on the part of RSMC in the performance of its obligations and duties under the Accounting Services Agreement or reckless disregard by RSMC of such duties and obligation.

      The Accounting Services Agreement became effective on October 1, 1989, and continues in effect from year to year as long as its continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Agreement is terminable by the Fund or RSMC by three (3) months' written notice.

      RSD, a wholly owned subsidiary of WTC and registered broker-dealer, serves as the Distributor of the Portfolio's shares pursuant to a Distribution Agreement with the Fund. Under the terms of the Distribution Agreement, RSD is granted the right to sell shares of the Portfolio as agent for the Fund, to retain a portion of sales load proceeds as underwriting commissions and to reallocate a portion of sales load proceeds to dealers who have sold Portfolio shares. For the fiscal years ended December 31, 1996, 1995, and 1994, RSD received from the Fund underwriting commissions of $4,544, $5,691, and $10,910, respectively.

      Pursuant to the terms of the Distribution Agreement, RSD agrees to use all reasonable efforts to secure purchasers for shares of the Portfolio and to pay expenses of printing and distributing prospectuses, statements of additional information and reports prepared for use in connection with the sale of Portfolio shares and any other literature and advertising used in connection with the offering.

      The Distribution Agreement provides that RSD, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the Agreement, will not be liable to the Fund or its shareholders for losses arising in connection with the sale of Portfolio shares.

     The Distribution Agreement became effective as of December 31, 1992 and continues in effect from year to year as long as its continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Distribution Agreement terminates automatically in the event of its assignment. The Agreement is also terminable without payment of any penalty (i) by the Fund (by vote of a majority of the Trustees of the Fund who are not interested persons of the Fund or by vote of a majority of the outstanding voting securities of the Fund) on sixty (60) days' written notice to RSD; or (ii) by RSD on sixty (60) days' written notice to the Fund.

      Effective January 16, 1998, the Fund has no 12b-1 distribution plan. Previously, the Fund had a 12b-1 Plan under which the Board of Trustees authorized annual payments of up to 0.25% of the Portfolio's average net assets to reimburse RSD for paying "trail commissions" to Service Organizations who sold Portfolio shares and for marketing efforts focusing on the preparation and distribution of marketing materials. For the six-month period ended June 30, 1997, payments under the 12b-1 Plan amounted to $8,207: $8,207 was paid in trail commission, $0 was paid for prospectus printing and $0 was paid for preparation and distribution of marketing materials. For the fiscal year ended December 31, 1996, payments under the 12b-1 Plan amounted to $16,899: $13,372 was paid in trail commissions, $1,347 was paid for prospectus printing and $2,180 was paid for preparation and distribution of marketing materials.


                           REDEMPTIONS

      To ensure proper authorization before redeeming shares of the Portfolio, RSMC may require additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax required in some states when settling estates.

      Clients of WTC who have purchased shares through their trust accounts and clients of Service Organizations who have purchased shares through their accounts with those Service Organizations should contact WTC or the Service Organization prior to submitting a redemption request to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary or partnership, WTC requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. THESE PROCEDURES ARE FOR THE PROTECTION OF SHAREHOLDERS AND SHOULD BE FOLLOWED TO ENSURE PROMPT PAYMENT. Redemption requests must not be conditional as to date or price of the redemption. Redemption proceeds will be sent within seven days of acceptance of shares tendered for redemption. Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and the Fund will act as quickly as possible to minimize delay.

      The value of shares redeemed may be more or less than the shareholder's cost, depending on the net asset value at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.

      A shareholder's right to redeem shares and to receive payment therefor may be suspended when (a) the New York Stock Exchange (the "Exchange") is closed or trading on the Exchange is restricted, (b) an emergency exists as a result of which it is not reasonably practicable to dispose of the Portfolio's securities or to determine the value of the net assets of the Portfolio, or (c) ordered by a governmental body having jurisdiction over the Fund for the protection of the shareholders. In the case of any such suspension, shareholders of the Portfolio may withdraw their requests for redemption or may receive payment based on the net asset value of the Portfolio next determined after the suspension is lifted.

      The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the net asset value of the Portfolio. If payment is made in securities, a shareholder may incur transaction expenses in converting those securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares solely in cash if the redemption requests are made by one shareholder account up to the lesser of $250,000 or 1% of the net assets of the Portfolio during any 90-day period. This election is irrevocable unless the SEC permits its withdrawal.


                     PORTFOLIO TRANSACTIONS

       Purchases and sales of portfolio securities on a securities exchange are effected by brokers, and the Portfolio pays brokerage commissions for this service. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. During the six-month period ended June 30, 1997, the Portfolio paid brokerage commissions totaling $31,598. During the fiscal years ended December 31, 1996, 1995 and 1994, the Portfolio paid total brokerage commissions of $59,691, $116,972, and $61,503, respectively.

      The primary objective in placing orders on behalf of the Portfolio for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible broker-dealers and, where commission rates are negotiable, at competitive rates. Although the Portfolio may pay higher commissions in return for brokerage and research services, it must be determined that such commission is reasonable in relation to the value of the brokerage and/or research services that have been provided. In selecting a broker or dealer, the portfolio adviser considers, among other things, (i) the price of the securities to be purchased or sold; (ii) the rate of the commission; (iii) the size and difficulty of the order; (iv) the reliability, integrity, financial condition, general execution and operational capability of any competing broker or dealer; (v) the value and quality of the brokerage and research services provided to the portfolio adviser or to the Fund; and
(vi) the level of any brokerage commissions paid to any broker or dealer who is an affiliate of WTC ("Affiliated Broker").

      The portfolio adviser cannot readily determine the extent to which commission rates or net prices charged by broker-dealers reflect the value of their research services. In such cases, the portfolio adviser receives services they otherwise might have had to perform themselves. The research services provided by brokers or dealers can be useful to the portfolio adviser in serving their other clients, as well as in serving the Fund. Conversely, information provided to the portfolio adviser by brokers or dealers who have executed transaction orders on behalf of other portfolio adviser clients may be useful to the portfolio adviser in providing services to the Fund. During the six-month period ended June 30, 1997, the Portfolio paid $14,830 in brokerage commissions, involving transactions in the amount of $8,862,300 to brokers because of research services provided. These commissions paid amounted to 46.93% of the Portfolio's aggregate brokerage commissions for the six-month period. During the fiscal year ended December 31, 1996, the Portfolio paid $20,783 in brokerage commissions, involving transactions in the amount of $10,917,379 to brokers because of research services provided. These commissions paid amounted to 34.82% of the Portfolio's aggregate brokerage commissions for the year. The Portfolio may purchase and sell portfolio securities to and from dealers who provide the
Portfolio with research services. Portfolio transactions, however, will not be directed by the Portfolio to dealers solely on the basis of research services provided.

      In order for an Affiliated Broker to effect any portfolio transactions for the Portfolio, the commissions, fees or other remuneration received by the Affiliated Broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard allows an Affiliated Broker to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Fund's Board of Trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to Affiliated Brokers are reasonable and fair. During the six-month period ended June 30, 1997, and during the fiscal years ended December 31, 1996 and 1995, the Portfolio did not pay any brokerage commissions to Affiliated Brokers.

      Some  of  the  portfolio  adviser's  other  clients  have
investment objectives and programs similar to that of the Portfolio. Occasionally, the portfolio adviser may make
recommendations  to  other  clients  which  result   in   their
purchasing or selling securities simultaneously with the Portfolio. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of the portfolio adviser not to favor one client over another in making recommendations or in placing orders. When two or more clients are simultaneously engaged in the purchase or sale of the same security and if the entire order cannot be made in a single order, the securities are allocated among clients in a manner believed to be equitable to each. If two or more of the clients of the portfolio adviser simultaneously purchase or sell the same security, the portfolio adviser allocates the prices and amounts according to a formula considered by the officers of each affected investment company and by the officers of WTC and its affiliates to be equitable to each account. While in some cases this practice could have a detrimental effect upon the price or the value of the security as far as the Portfolio is concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the Portfolio.

      PORTFOLIO TURNOVER. The portfolio turnover rate is calculated by dividing the lesser of the Portfolio's annual purchases or sales of portfolio securities for the particular fiscal year by the monthly average value of the portfolio securities owned by the Portfolio during the year. All securities, including options, whose maturity or the expiration date at the time of acquisition was one year or less are to be excluded from both the numerator and the denominator. The portfolio turnover rate of the Portfolio for the six-month period ended June 30, 1997 was 33.61%. The portfolio turnover rate of the Portfolio for the years ended December 31, 1996 and 1995 was 34.84% and 49.12%, respectively.


                         NET ASSET VALUE

      In valuing the Portfolio's assets, a security listed on the Exchange (and not subject to restrictions against sale by the Portfolio on the Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Portfolio on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities which are quoted on the National Association of Securities Dealers' National Market System, for which there have been sales of such securities on such day, shall be valued at the last sale price reported on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the Nasdaq Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities which are not quoted on the Nasdaq Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.


                     PERFORMANCE INFORMATION

     The performance of the Portfolio may be quoted in terms of its total return in advertising and other promotional materials ("performance advertisements"). Performance data quoted represents past performance and is not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Performance of the Portfolio will vary based on changes in market conditions and the level of the Portfolio's expenses.

      TOTAL RETURN CALCULATIONS. Average annual total return quotes used in the Portfolio's performance advertisements are calculated according to the following formula:

          P (1 + T)n       =    ERV

           where:    P     =    hypothetical initial payment of $1,000

                     T     =    average annual total return

                     n     =    number of years

                     ERV   =    ending redeemable value at end of the period
                                of a hypothetical $1,000 payment made at the
								beginning of that period.

      Under  the  foregoing formula, the time periods  used  in
performance advertisements will be based on rolling calendar quarters, updated to the last day of the most recent calendar quarter prior to submission of the advertisement for publication. Average annual total return, or "T" in the formula above, is computed by finding the average annual compounded rate of return over the period that would equate the initial amount invested to the ending redeemable value ("ERV"). In calculating the ERV for standardized average annual total return, the Portfolio's maximum 4.00% sales load is deducted from the initial $1,000 payment and all dividends and other distributions by the Portfolio are assumed to have been reinvested at net asset value on the reinvestment date during the period. The following table reflects the Portfolio's standardized and non-standardized average annual total returns for the periods stated below:

                   AVERAGE ANNUAL TOTAL RETURN

                                                               118 MONTHS SINCE
                                                                   INCEPTION
              SIX-MONTHS         1 YEAR         5 YEARS         FEB. 26, 1987
                ENDED             ENDED           ENDED            THROUGH
SALES LOAD1   JUNE 30, 1997    DEC. 31, 1996   DEC. 31, 1996     DEC. 31,1996
-----------   -------------   --------------  --------------    --------------
4.00%             11.83%           19.28%        13.16%              12.38%

None              16.49%           24.25%        14.08%              12.84%



      Because shares of the Portfolio may be purchased at a reduced sales load or without a sales load under certain circumstances, non-standardized average annual total return is also computed without deducting the sales load from the initial $1,000 payment for the ERV calculation. The Portfolio may also from time to time include in such advertising and promotional materials additional non-standardized total return figures that are not calculated according to the formula set forth above ("cumulative total return"). The Portfolio calculates cumulative total return for a specific period of time by assuming the investment of $1,000 in Portfolio shares and assuming the reinvestment of each dividend and other distribution at net asset value. Percentage rates of return are then determined by subtracting the value of the investment at the beginning of the period from the ending value and by dividing the remainder by the beginning value. The Portfolio does not take sales loads into account in calculating cumulative total return; the inclusion of such loads would reduce such return. The Portfolio's cumulative total return was, for the six-month period ended June 30, 1997: 16.49%; for the fiscal year ended December 31, 1996: 24.25%; for the five-years ended December 31, 1996: 93.24%; and for the period since the Portfolio's inception on February 26, 1987 through December 31, 1996: 228.92%.

      Average annual and cumulative total returns for the Portfolio may be quoted as a dollar amount, as well as a percentage, and may be calculated for a series of investments or a series of redemptions, as well as for a single investment or a single redemption, over any time period. Total returns may be broken down into their components of income and capital gain (including capital gain distributions and changes in share price) to illustrate the relationship of those factors and their contributions to total return.

      The following table shows the income and capital elements of the Portfolio's total return and compares them to the cost of living (as measured by the Consumer Price Index) over the same periods. During the periods quoted, interest rates and bond prices fluctuated widely; the table should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in the Portfolio today.

     During the periods from February 26, 1987 (Commencement of Operations) through December 31, 1996, a hypothetical $10,000 investment in the Portfolio would have grown to $32,892 assuming all distributions were reinvested and no sales load was paid.

-----------------
1     The Portfolio's maximum sales load was reduced on November 25, 1991 from 5.75% to 4.00%. The lower maximum sales load is reflected in the standardized average annual total return set forth in this table.

              Value of    Value of    Value of                 Increase in
               Initial   Reinvested   Reinvested             Cost of Living
Period Ended   $10,000     Income    Capital Gain              (Consumer
December 31  Investment  Dividends  Distributions Total Value   Price Index)
-----------  ----------  ---------- ------------- ----------- --------------
   1996       $19,220      $808         $12,865     $32,892       42.1%

   1995       $17,410      $732          $8,330     $26,472       37.5%

   1994       $15,140      $636          $4,836     $20,612       34.1%

   1993       $16,390      $689          $3,581     $20,660       30.6%

   1992       $15,560      $654          $1,820     $18,034       27.2%

   1991       $15,680      $659          $  682     $17,021       23.6%

   1990       $11,590      $423          $   12     $12,025       19.9%

   1989       $12,620      $331               -     $12,951       13.0%

   1988       $10,050      $136               -     $10,186        8.0%

  1987 2      $ 8,370      $ 52               -     $ 8,422        3.4%



      Explanatory Note: A hypothetical initial investment of $10,000 on February 26, 1987, together with the aggregate cost of reinvested dividends and capital gain distributions for the entire period covered (their cash value at the time they were reinvested), would have amounted to $21,831. If dividends and capital gain distributions had not been reinvested, the total value of the investment in the Portfolio over time would have been smaller, and cash payments for the period would have amounted to $470 for income dividends and $8,716 for capital gain distributions. This table does not reflect tax consequences or the Portfolio's 4.00% maximum sales load, which would reduce the year-end values of the $10,000 investment from those shown here.

      The preceding performance figures were affected by fee waivers and reimbursement of the Portfolio's expenses by the Portfolio's service providers during the relevant time periods. Without such waivers and reimbursements, the total return figures quoted above would have been lower.

     The Fund may also from time to time along with performance advertisements, present its investments in the form of the "Schedule of Investments" included in the Annual Report to the shareholders of the Fund as of and for the fiscal year ended December 31, 1996, a copy of which is attached hereto and incorporated by reference.

               COMPARISON OF PORTFOLIO PERFORMANCE

     A comparison of the quoted performance offered for various investments is valid only if performance is calculated in the same manner. Since there are many methods of calculating performance, investors should consider the effects of the methods used to calculate returns when comparing returns on shares of the Portfolio with returns quoted with respect to other investment companies or types of investments.

      In connection with communicating its total return to current or prospective shareholders, the Portfolio also may compare these figures to the performance of other mutual funds

-------------------
2  From commencement of operations, February 26, 1997.

tracked by mutual fund rating services or to other unmanaged indexes that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. The return of the Portfolio may be compared to relevant domestic indexes. Examples include the Russell 1000 Growth Index, which is a passive index that includes the largest 1000 stocks in the U.S. as measured by market capitalization. The total return of these unmanaged indexes assumes the reinvestment of all dividends and other distributions, if applicable, paid by the indexed stocks. Comparisons to these indexes may be used in advertisements, shareholder reports and otherwise.



      From time to time, in marketing and other literature, the Portfolio's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc., Lipper Analytical Services, Inc. ("Lipper") (a mutual fund research firm which analyzes over 1,800 mutual funds), CDA Investment Technologies, Inc., Morningstar, Inc. and other independent organizations. When Lipper's tracking results are used, the Portfolio will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. Rankings may be listed among one or more of the asset-size classes as determined by Lipper. When other organizations' tracking results are used, the Portfolio will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk.

      Since the assets in all funds are always changing, the Portfolio may be ranked within one asset-size class at one time and in another asset-size class at some other time. In addition, the independent organization chosen to rank the Portfolio in marketing and promotional literature may change from time to time depending upon the basis of the independent organization's categorizations of mutual funds, changes in the Portfolio's investment policies and investments, the Portfolio's asset size and other factors deemed relevant. Advertisements and other marketing literature will indicate the time period and Lipper class, as applicable, for the ranking in question.

      Evaluations of Portfolio performance made by independent sources may also be used in advertisements concerning the Portfolio, including reprints of, or selections from, editorials or articles about the Portfolio. Sources for Portfolio performance information and articles about the Portfolio may include the following:

ASIAN WALL STREET JOURNAL, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

BARRON'S, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

BUSINESS WEEK, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA INVESTMENT TECHNOLOGIES, INC., an organization that provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indexes.

CHANGING TIMES, THE KIPLINGER MAGAZINE, a monthly investment advisory publication that periodically features the performance of a variety of securities.

CONSUMER DIGEST, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

FINANCIAL TIMES, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

FINANCIAL WORLD, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

FORBES, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

FORTUNE, a national business publication that periodically rates the performance of a variety of mutual funds.

THE FRANK RUSSELL COMPANY, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

GLOBAL  INVESTOR,  a  European  publication  that  periodically
reviews   the  performance  of  U.S.  mutual  funds   investing
internationally.

INVESTMENT COMPANY DATA, INC., an independent organization that provides performance ranking information for broad classes of mutual funds.

INVESTOR'S DAILY, a daily newspaper that features financial, economic, and business news.

LIPPER  ANALYTICAL  SERVICES, INC.'S  MUTUAL  FUND  PERFORMANCE
ANALYSIS, a weekly publication of industry-wide mutual fund averages by type of fund.

MONEY, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

MUTUAL  FUND  VALUES, a biweekly Morningstar, Inc.  publication
that   provides   ratings  of  mutual  funds  based   on   fund
performance, risk and portfolio characteristics.

THE NEW YORK TIMES, a nationally distributed newspaper that regularly covers financial news.

PERSONAL INVESTING NEWS, a monthly news publication that often reports on investment opportunities and market conditions.

PERSONAL INVESTOR, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indexes and portfolio holdings.

SUCCESS,   a  monthly  magazine  targeted  to  the   world   of
entrepreneurs and growing businesses, often featuring mutual fund performance data.

USA TODAY, the nation's number one daily newspaper.

U.S. NEWS AND WORLD REPORT, a national business weekly that periodically reports mutual fund performance data.

WALL STREET JOURNAL, a Dow Jones and Company, Inc. newspaper that regularly covers financial news.

WIESENBERGER INVESTMENT COMPANIES SERVICES, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records, and price ranges.

                              TAXES

      GENERAL.  To continue to qualify for treatment as a  RIC,
the Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income plus net short-term capital gain) and must meet several additional requirements. These requirements include the following: (a) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options) derived with respect to its business of investing in securities ("Income Requirement"); (b) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RIC's and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (c) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RIC's) of any one issuer.

      If the Portfolio failed to qualify for treatment as a RIC in any taxable year, it would be subject to tax on its taxable income at corporate rates and all distributions from earnings and profits, including any distributions from net tax-exempt income and net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to its shareholders as ordinary income. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

      DISTRIBUTIONS. The Portfolio will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income and capital gain net income for that year, plus certain other amounts. For this and other purposes, dividends and other distributions declared in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Portfolio and received by its shareholders on December 31 of that year if they are paid by the Portfolio during the following January. Accordingly, such distributions will be taxed to the shareholders for the year in which that December 31 falls.

      It is anticipated that all or a portion of the dividends from the Portfolio's net investment income will qualify for the dividends-received deduction allowed to corporations. The qualifying portion may not exceed the aggregate dividends received by the Portfolio from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax. Moreover, the dividends-received deduction will be reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed and will be eliminated if those shares are deemed to have been held for less than 46 days. Distributions of net short-term capital gain and net capital gain are not eligible for the dividends-received deduction.

      Any loss realized by a shareholder on the redemption of shares within six months from the date of their purchase will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions to that shareholder with respect to those shares.

      Distributions by the Portfolio from net investment income or capital gains will result in a reduction in the net asset value of its shares. If a distribution reduces the net asset value below a shareholder's cost basis, the distribution nevertheless will be taxable to the shareholder even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those investors purchasing shares just prior to a distribution will receive a partial return of their investment upon the distribution that nevertheless will be taxable to them.

      If the Portfolio makes a distribution to shareholders in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated by each shareholder as a return of capital to the extent of the shareholder's tax basis and thereafter as capital gain.

     HEDGING TRANSACTIONS. The use of hedging strategies, such as writing (selling) options and futures contracts, involves complex rules that will determine for federal income tax purposes the character and timing of recognition of the gains and losses the Portfolio realizes in connection therewith.
Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options and futures derived by the Portfolio with respect to its business of investing in securities or foreign securities, will qualify as permissible income under the Income Requirement.

      If the Portfolio satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Portfolio satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Portfolio anticipates engaging in hedging transactions that are intended to qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all of the Portfolio's hedging transactions.

      Futures contracts that are subject to Section 1256 of the Code (other than such contracts that are part of a "mixed straddle" with respect to which a Portfolio has made an election not to have the following rules apply) ("Section 1256 Contracts") and that are held by the Portfolio at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of
Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 988 of the Code also may apply to options on foreign securities. Under Section 988, each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overalap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The Portfolio attempts to monitor its Section 988 transactions in order to minimize any adverse tax impact.

      The  Portfolio's  use  of options strategies  may  create
"straddles" for federal income tax purposes, which may result in the deferral of losses, adjustments in the holding periods of securities held by the Portfolio and conversion of short-term capital losses into long-term capital losses. The Portfolio monitors its transactions in options and may make certain tax elections to mitigate these consequences and prevent its disqualification as a RIC.

      WASH SALES. The "wash sale" rules of the Code generally postpone deduction of a loss incurred on the disposition of securities if, within 30 days before or after the disposition, the taxpayer acquires, or enters into a contract or purchases an option to acquire, substantially identical securities. The Portfolio attempts to reduce the likelihood of adverse tax consequences from the operation of these wash sale rules by carefully monitoring its trading activities.

      The Fund's transactions in options, futures contracts, hedging transactions and straddles will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

      Pursuant to the Taxpayer Relief Act of 1997 (the "1997 Act"), new "constructive sale" rules apply to activities by a Fund which lock in gain on an "appreciated financial position." Generally, a "position" is defined to include stock, a debt instrument, or partnership interest, or an interest in any of the foregoing, including through a short sale, a swap contract, or a future or forward contract. Under the 1997 Act, the entry into a short sale, a swap contract or a future contract relating to an appreciated direct position in any stock or debt instrument, or the acquisition of stock or debt instrument at a time when the Fund occupies an offsetting (short) appreciated position in the stock or debt instrument, is treated as a "constructive sale" that gives rise to the immediate recognition of gain (but not loss). The application of these new provisions may cause a Fund to recognize taxable income from these offsetting transactions in excess of the cash generated by such activities.

      The tax discussion set forth above is a summary included for general informational purposes only. Each shareholder is advised to consult its own tax adviser with respect to the specific tax consequences to it of an investment in the Fund, including the effect and applicability of state, local, foreign and other tax laws and the possible effects of changes in federal or other tax laws.

                     DESCRIPTION OF THE FUND

      The Fund is a diversified open-end series investment company organized as a Massachusetts business trust. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. However, the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Declaration of Trust authorizes the creation of multiple series and classes of shares, and provides for indemnification out of the assets of the applicable series of any shareholder held personally liable solely by virtue of ownership of shares of the series. The Declaration of Trust also provides that the applicable series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a Portfolio's shareholder incurring financial loss because of shareholder liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations. WTC believes that, in view of the above, the risk of personal liability to shareholders is remote.

      The Fund's Declaration of Trust further provides that the Trustees will not be liable for neglect or wrong doing provided they have exercised reasonable care and have acted in the reasonable belief that their actions are in the best interest of the Fund, but nothing in the Declaration of Trust protects or indemnifies a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

      The shares of the Portfolio that are issued by the Fund are fully paid and non-assessable.

      The Declaration of Trust provides that the Fund will continue indefinitely unless a majority of the shareholders of the Fund or a majority of the shareholders of the Portfolio approve: (a) the sale of the Fund's assets or the Portfolio's assets to another diversified open-end management investment company; or (b) the liquidation of the Fund or the Portfolio. The Declaration of Trust further provides, however, that the Board of Trustees may take the actions specified in (a) or (b) if a majority of the Trustees determine that the continuation of the Portfolio or the Trust is not in the best interests of the Portfolio or the Trust or their respective shareholders as a result of factors or events adversely affecting the ability of the Portfolio or the Trust to conduct its business and operations in an economically viable manner. In the event of the liquidation of the Fund or the Portfolio, affected shareholders are entitled to receive the assets of the Fund or Portfolio that are available for distribution.

                        OTHER INFORMATION

     INDEPENDENT AUDITORS. Ernst & Young LLP, Two Commerce Square, 2001 Market Street, Philadelphia, PA 19103 serves as the Fund's independent auditors, providing services which include (1) audit of the annual financial statements for the Portfolio,
(2) assistance and consultation in connection with SEC filings and (3) preparation of the annual federal and state income tax returns filed on behalf of the Portfolio.

      The financial statements and financial highlights of the Portfolio for each of the ten fiscal years in the period ended December 31, 1996 appearing or incorporated by reference in the Fund's Prospectus and this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, to the extent indicated in their reports thereon also appearing
elsewhere   herein  and  in  the  Registration   Statement   or
incorporated by reference. Such financial statements have been included herein or incorporated herein by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

       LEGAL   COUNSEL.   Kirkpatrick  &  Lockhart  LLP,   1800
Massachusetts Avenue, N.W., 2nd Floor, Washington, DC 20036, serves as counsel to the Fund.

     CUSTODIAN.  Wilmington Trust Company, Rodney Square North,
1100 N. Market Street, 2nd floor, Wilmington, DE 19890-0001, serves as the Fund's Custodian.

      TRANSFER  AGENT.   Rodney Square Management  Corporation,
Rodney  Square  North,  1100 N. Market Street,  Wilmington,  DE
19890-0001,  serves as the Fund's Transfer Agent  and  Dividend
Paying Agent.

      SUBSTANTIAL SHAREHOLDERS. As of October 31, 1997, WTC owned of record 86.5% of the shares of the Portfolio, including
69.8% owned beneficially, all on behalf of its customer accounts.


                      FINANCIAL STATEMENTS

       The   Schedule  of  Investments  as  of  June  30,  1997
(unaudited); the Statement of Assets and Liabilities as of June
30, 1997 (unaudited); the Statement of Operations for the six-month period ended June 30, 1997 (unaudited) and for the fiscal year ended December 31, 1996; Statement of Changes in Net Assets for the six-month period ended June 30, 1997 (unaudited) and for the fiscal year ended December 31, 1996; the Financial Highlights for the six-month period ended June 30, 1997 (unaudited) and for the fiscal years ended December 31, 1996, 1995, 1994, 1993 and 1992; and the Notes to the Financial Statements, each of which is included in the Semi-Annual Report to the Shareholders of the Fund as of and for the six-month period ended June 30, 1997 and the Annual report to the Shareholders of the Fund as of and for the fiscal year ended December 31, 1996 are incorporated by reference herein.

                            APPENDIX

                 OPTIONS AND FUTURES STRATEGIES

REGULATION  OF  THE USE OF OPTIONS AND FUTURES STRATEGIES.   As
discussed in the Prospectus, in managing the Fund, the adviser may engage in certain options and futures strategies for certain bona fide hedging, risk management or other portfolio management
purposes.    Certain  special  characteristics  of  and   risks
associated with using these strategies are discussed below. Use of options and futures is subject to applicable regulations and/or interpretations of the SEC and the several options and futures exchanges upon which these instruments may be traded.
The   Board  of  Trustees  has  adopted  investment  guidelines
(described below) reflecting these  trading regulations.

COVER  REQUIREMENTS.   The Fund will not use  leverage  in  its
options and futures strategies. Accordingly, the Fund will comply with guidelines established by the SEC with respect to coverage of these strategies by either (1) setting aside liquid, unencumbered, daily marked-to-market assets in the prescribed amount(s) in one or more segregated accounts with the Fund's custodian; or (2) holding securities or other options or futures contracts whose values are expected to offset ("cover") its obligations thereunder. Securities or other options or futures contracts used for cover cannot be sold or closed out while these strategies are outstanding, unless they are replaced with similar
assets.   As a result, there is a possibility that the  use  of
cover involving a large percentage of the Fund's assets could impede portfolio management, or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS STRATEGIES. The Fund may purchase and write (sell) only those options on securities and securities indices that are traded on U.S. exchanges. Currently, options on debt securities are primarily traded on the OTC market. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange on which the option is listed, which, in effect,
guarantees   completion   of   every   exchange-traded   option
transaction.

     The Fund may purchase call options on securities in which it is authorized to invest in order to fix the cost of a future purchase. Call options also may be used as a means of enhancing returns by, for example, participating in an anticipated price increase of a security. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Fund to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized would be reduced by the premium paid.

      The Fund may purchase put options on securities that it holds in order to hedge against a decline in the market value of the securities held or to enhance return. The put option enables the Fund to sell the underlying security at the predetermined exercise price; thus, the potential for loss to the Fund below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit the Fund realizes on the sale of the security is reduced by the premium paid for the put option less any amount for which the put option may be sold.

      The Fund may on certain occasions wish to hedge against a decline in the market value of securities that it holds at a time when put options on those particular securities are not available for purchase. At those times, the Fund may purchase a put option on other carefully selected securities in which it is authorized to invest, the values of which historically have a high degree of positive correlation to the value of the securities actually held. If the adviser's judgment is correct, changes in the value of the put options should generally offset changes in the value of the securities being hedged. However, the correlation between the two values may not be as close in these transactions as in transactions in which the Fund purchases a put option on a
security  that  it  holds.   If the  value  of  the  securities
underlying the put option falls below the value of the portfolio securities, the put option may not provide complete protection against a decline in the value of the portfolio securities.

      The Fund may write covered call options on securities in which it is authorized to invest for hedging purposes or to increase return in the form of premiums received from the purchasers of the options. A call option gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the exercise price during the option period. The strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for writing the call option less any transaction costs. Thus, if the market price of the underlying security held by the Fund declines, the amount of the decline will be offset wholly or in part by the amount of the premium received by the Fund. If, however, there is an increase in the market price of the underlying security and the option is exercised, the Fund will be obligated to sell the security at less than its market value.

     The Fund may also write covered put options on securities in which it is authorized to invest. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the
exercise  price  during  the option period.   So  long  as  the
obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring it to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. If the put option is not exercised, the Fund will realize income in the amount of the premium received. This technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying securities would decline below the exercise price less the premiums received, in which case the Fund would expect to suffer a loss.

     The Fund may purchase put and call options and write covered put and call options on indexes in much the same manner as the more traditional options discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets (or a market sector) rather than anticipated increases or decreases in the value of a particular security. An index assigns values to the securities included in the index and fluctuates with changes in such values. Settlements of index options are effected with cash payments and do not involve delivery of securities. Thus, upon settlement of a index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price
movements  of the securities in which a Fund invests.   Perfect
correlation is not possible because the securities held or to be acquired by the Fund will not exactly match the composition of indexes on which options are purchased or written.

      The Fund may purchase and write covered straddles on securities or indexes. A long straddle is a combination of a call and a put purchased on the same security where the exercise price of the put is less than or equal to the exercise price on the call. The Fund would enter into a long straddle when the adviser believes that it is likely that prices will be more volatile during the term of the options than is implied by the option pricing. A short straddle is a combination of a call and a put written on the same security where the exercise price on the put is less than or equal to the exercise price of the call where the same issue of the security is considered "cover" for both the put and the call. The Fund would enter into a short straddle when the adviser believes that it is unlikely that prices will be as volatile during the term of the options as is implied by the option pricing. In such case, the Fund will set aside cash and/or liquid, unencumbered securities in a segregated account with its custodian equivalent in value to the amount, if any, by which the put is "in-the-money," that is, that amount by which the exercise price of the put exceeds the current market value of the underlying security. Because straddles involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     The Fund may purchase put and call warrants with values that vary depending on the change in the value of one or more specified indexes ("index warrants"). An index warrant is usually issued by a bank or other financial institution and gives the Fund the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer of the warrant based on the value of the underlying index at the time of exercise. In general, if the Fund holds a call warrant and the value of the underlying index rises above the exercise price of the warrant, the Fund will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the Fund holds a put warrant and the value of the underlying index falls, the Fund will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The Fund holding a call warrant would not be entitled to any payments from the issuer at any time when the exercise price is greater than the value of the underlying index; the Fund holding a put warrant would not be entitled to any payments when the exercise price is less than the value of the underlying index. If the Fund does not exercise an index warrant prior to its expiration, then the Fund loses the amount of the purchase price that it paid for the warrant.

      The Fund will normally use index warrants as it may use index options. The risks of the Fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Fund's ability to exercise the warrants at any time or in any quantity.

OPTIONS GUIDELINES. In view of the risks involved in using the options strategies described above, the Fund has adopted the following investment guidelines to govern its use of such strategies. These guidelines may be modified by the Board of Trustees without shareholder approval:

          (1) The Fund will write only covered options, and each such option will remain covered so long as the Fund is obligated thereby.

          (2) The Fund will not write options (whether on securities or securities indexes) if aggregate exercise prices of previous written outstanding options, together with the value of assets used to cover all outstanding positions, would exceed 25% of its total net assets.

SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING. The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. If the Fund wishes to terminate its obligation to purchase or sell securities under a put or a call option it has written, the Fund may purchase a put or a call option of the same series (that is, an option identical in its terms to the option previously written). This is known as
a  closing  purchase  transaction.   Conversely,  in  order  to
terminate its right to purchase or sell specified securities under a call or put option it has purchased, the Fund may sell an option of the same series as the option held. This is known as a closing sale transaction. Closing transactions essentially permit the Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. If the Fund is unable to effect a closing purchase transaction with respect to options it has acquired, the Fund will have to allow the options to expire without recovering all or a portion of the option premiums paid. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets used as cover until the options expire or are exercised, and the Fund may experience material losses due to losses on the option transaction itself and in the covering securities.

     In considering the use of options to enhance returns or for hedging purposes, particular note should be taken of the following:

     (1)  The  value of an option position will reflect,  among
          other  things,  the  current  market  price  of   the
          underlying security or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, and general market conditions. For this reason, the successful use of options depends upon the adviser's ability to forecast the direction of price fluctuations in the underlying securities markets or, in the case of index options, fluctuations in the market sector represented by the selected index.

     (2)  Options normally have expiration dates of up to three
          years.   An American style put or call option may  be
          exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. The exercise price of the options may be below, equal to or above the current market value of the underlying security or index. Purchased options
          that  expire  unexercised have no value.   Unless  an
          option purchased by the Fund is exercised or unless a closing transaction is effected with respect to that position, the Fund will realize a loss in the amount of the premium paid and any transaction costs.

     (3) A position in an exchange-listed option may be closed out only on an exchange that provides a secondary
          market  for  identical options.   Although  the  Fund
          intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time. A liquid market may be absent if: (i) there is insufficient trading interest in the option; (ii) the exchange has imposed restrictions on trading, such as trading halts, trading suspensions or daily price limits; (iii) normal exchange operations
          have  been  disrupted;  or  (iv)  the  exchange   has
          inadequate facilities to handle current trading volume.

     (4) With certain exceptions, exchange listed options generally settle by physical delivery of the underlying
          security.   Index options are settled exclusively  in
          cash for the net amount, if any, by which the option is "in-the-money" (where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is
          exercised.   If the Fund writes a call option  on  an
          index,  the  Fund  will  not  know  in  advance   the
          difference, if any, between the closing value of the index on the exercise date and the exercise price of the call option itself and thus will not know the amount of cash payable upon settlement. If the Fund holds an index option and exercises it before the closing index value for that day is available, the Fund runs the risk that the level of the underlying index may subsequently change.

     (5) The Fund's activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs; however, the Fund also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

FUTURES AND RELATED OPTIONS STRATEGIES. The Fund may engage in futures strategies for certain non-trading bona fide hedging, risk management and portfolio management purposes.

      The Fund may sell securities index futures contracts in anticipation of a general market or market sector decline that could adversely affect the market value of the Fund's securities holdings. To the extent that a portion of the Fund's holdings correlate with a given index, the sale of futures contracts on that index could reduce the risks associated with a market decline and thus provide an alternative to the liquidation of
securities  positions.   For example,  if  the  Fund  correctly
anticipates a general market decline and sells index futures to hedge against this risk, the gain in the futures position should offset some or all of the decline in the value of the Fund's holdings. The Fund may purchase index futures contracts if a significant market or market sector advance is anticipated. Such a purchase of a futures contract would serve as a temporary substitute for the purchase of the underlying securities which may then be purchased in an orderly fashion. This strategy may minimize the effect of all or part of an increase in the market price of securities that the Fund intends to purchase. A rise in the price of the securities should be in part or wholly offset by gains in the futures position.

     As in the case of a purchase of an index futures contract, the Fund may purchase a call option on an index futures contract to hedge against a market advance in securities that the Fund plans to acquire at a future date. The Fund may write covered put options on index futures as a partial anticipatory hedge, and may write covered call options on index futures as a partial hedge against a decline in the prices of securities held by the
Fund.   This  is analogous to writing covered call  options  on
securities.   The Fund also may purchase put options  on  index
futures contracts. The purchase of put options on index futures contracts is analogous to the purchase of protective put options on individual securities where a level of protection is sought below which no additional economic loss would be incurred by the Portfolio.

FUTURES AND RELATED OPTIONS GUIDELINES. In view of the risks involved in using the futures strategies that are described above, the Fund has adopted the following investment guidelines to govern its use of such strategies. These guidelines may be modified by the Board of Trustees without shareholder vote.

          (1) The Fund will engage only in covered futures transactions, and each such transaction will remain covered so long as the Fund is obligated thereby.

          (2)  The  Fund  will  not  write options  on  futures
               contracts   if  aggregate  exercise  prices   of
               previously written outstanding options (whether on securities or securities indexes), together with the value of assets used to cover all outstanding futures positions, would exceed 25% of its total net assets.

SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING. No price is paid upon entering into a futures contract. Instead, upon entering into a futures contract, the Fund is required to deposit with the Fund's custodian, in a segregated account in the name of the futures broker through whom the transaction is effected, an amount of cash, U.S. Government securities or other liquid instruments generally equal to 10% or less of the contract value. This amount is known as "initial
margin."   When  writing a call or a put option  on  a  futures
contract,  margin  also must be deposited  in  accordance  with
applicable   exchange  rules.   Unlike  margin  in   securities
transactions, initial margin on futures contracts does not involve borrowing to finance the futures transactions. Rather, initial margin on a futures contract is in the nature of a performance bond or good-faith deposit on the contract that is returned to the Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by a futures exchange to increase the level of its
initial   margin   payment.    Additionally,   initial   margin
requirements  may  be  increased generally  in  the  future  by
regulatory  action.   Subsequent  payments,  called  "variation
margin," to and from the broker, are made on a daily basis as the value of the futures or options position varies, a process known as "marking to the market." For example, when the Fund purchases a contract and the value of the contract rises, the Fund receives from the broker a variation margin payment equal to that increase
in  value.   Conversely, if the value of the  futures  position
declines, the Fund is required to make a variation margin payment to the broker equal to the decline in value. Variation margin does not involve borrowing to finance the futures transaction,
but   rather  represents  a  daily  settlement  of  the  Fund's
obligations to or from a clearing organization.

     Buyers and sellers of futures positions and options thereon can enter into offsetting closing transactions, similar to closing transactions on options on securities, by selling or purchasing an offsetting contract or option. Futures contracts or options thereon may be closed only on an exchange or board of trade providing a secondary market for such futures contracts or options.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses, because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such event, it may not be possible for the Fund to close a position and, in the event of adverse price movements, the Fund would have to make daily cash payments of variation margin

(except in the case of purchased options). However, if futures contracts have been used to hedge portfolio securities, such securities will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.

      In considering the Fund's use of futures contracts and related options, particular note should be taken of the following:

     (1) Successful use by the Fund of futures contracts and related options will depend upon the adviser's ability to predict movements in the direction of the securities markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not only to the current price level of the underlying securities, but also to anticipated price levels at some point in the future. There is, in addition, the risk that the movements in the price of the futures contract will not correlate with the movements in the prices of the securities being hedged. For example, if the price of an index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, the advantage may be partially offset by losses in the futures position. In addition, if the Fund has insufficient cash, it may have to sell assets to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect a rising market. Consequently, the Fund may need to sell assets at a time when such sales are disadvantageous to the Fund. If the price of the futures contract moves more than the price of the underlying securities, the Fund will experience either a loss or a gain on the futures contract that may or may not be completely offset by movements in the price of the securities that are the subject of the hedge.

     (2) In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures position and the securities being hedged, movements in the prices of futures contracts may not correlate perfectly with movements in the prices of the hedged securities due to price distortions in the futures market. There may be
          several  reasons  unrelated  to  the  value  of   the
          underlying securities that cause this situation to occur. First, as noted above, all participants in the futures market are subject to initial and variation margin requirements. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities and the futures markets may occur. Second, because the margin deposit requirements in the
          futures   market   are  less  onerous   than   margin
          requirements in the securities market, there may be increased participation by speculators in the futures
          market.   Such  speculative activity in  the  futures
          market also may cause temporary price distortions. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts over the short term. In addition, activities of large traders in both the futures and securities markets involving arbitrage and other investment strategies may result in temporary price distortions.

     (3) Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures contracts. Although the Fund intends to purchase and sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Fund would continue to be required to make variation margin payments.

     (4)  Like   options  on  securities,  options  on  futures
          contracts have limited life. The ability to establish and close out options on futures will be subject to the development and maintenance of liquid secondary markets on the relevant exchanges or boards of trade. There can be no certainty that such markets for all options on futures contracts will develop.

     (5) Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on futures contracts, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when the Fund purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Fund when the use of a futures contract would not, such as when there is no movement in the level of the underlying index value or the securities or currencies being hedged.

     (6) As is the case with options, the Fund's activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions. However, the Fund also may save on commissions by using futures contracts or options thereon as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

FEDERAL   INCOME  TAX  CONSEQUENCES  OF  OPTIONS  AND   FUTURES
STRATEGIES.

     To the extent such investments are permissible for the Fund, the Fund's activities in options, futures contracts, hedging transactions, short sales and straddles will be subject to certain tax rules including mark-to-market, constructive sale, straddle and wash sale rules. The effect of these rules may include acceleration of income to the Fund, deferral of losses to the Fund, adjustments in the holding periods of the Fund's securities, and they may cause the conversion of short-term capital losses into long-term capital losses. Therefore, these tax rules could affect the amount, timing and character of distributions to the Fund's shareholders.

      Pursuant  to the Taxpayer Relief Act of 1997  (the  "1997
Act"),  new  "constructive  sale"  provisions  apply  to   Fund
activities  which  lock  in gain on an  "appreciated  financial
position."   Generally, an "appreciated financial position"  is
defined as any "position" with respect to stock, a debt instrument, or partnership interest, or an interest in any of the foregoing, including through a short sale, or a future contract. Under these provisions, the entry into a future contract relating to an appreciated direct position in any stock or a debt instrument, or the acquisition of stock or debt instrument at a time when the Fund holds an offsetting (short) appreciated position in the stock or debt instrument, is treated as a "constructive sale" that gives rise to the immediate recognition of gain (but not loss). The application of these new provisions of the 1997 Act may cause a Fund to recognize taxable income from offsetting transactions in excess of the cash generated by such transactions. In addition, to the extent provided under the 1997 Act, a constructive sale occurs if the Fund enters into one or more transactions (or acquires one or more positions) that have "substantially the same effect" as the transactions described.

                  THE RODNEY SQUARE MULTI-MANAGER FUND

                   Items Required By Form N-1A

                  PART C  -  OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.
  a.Financial Statements:
     Included in Part A of this Registration Statement:
        Financial Highlights for the six-month period ended June
          30, 1997 and for each of the nine years in the period ended December 31, 1996 for the Rodney Square Multi-Manager Fund, the Growth Portfolio, and for the period from February 26, 1987 (Commencement of Operations) through December 31, 1987 for the Growth Portfolio.

     Included in Part B of this Registration Statement:

          Investments, June 30, 1997 (unaudited)* and December
            31, 1996**
          Statement of Assets and Liabilities, June 30, 1996
            (unaudited)* and December 31, 1996**
          Statement of Operations for the six-month period ended
            June 30, 1997 (unaudited)* and December 31, 1996**
          Statements of Changes in Net Assets for the six-month
            period ended June 30, 1997 (unaudited)* and for the
            fiscal years ended December 31, 1996 and December
            31, 1995**
          Financial Highlights for the six-month period ended
            June 30, 1997 and for each of the five years in the period ended December 31, 1996*
          Notes to Financial Statements* **

     * Incorporated by reference to N-30D filing filed on August
27, 1997 (accession #000079199-97-000007)

     **Incorporated by Reference to this Registration Statement filed on February 28, 1997


     Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.

  b.Exhibits:
     1. (a) Declaration of Trust of the Registrant dated August 19, 1986 as Amended and Restated on November 10, 1986. (Incorporated by reference to Exhibit 1 to Pre-Effective Amendment No. 1 to this Registration Statement filed on November 12, 1986).
       (b) Amendment to Declaration of Trust of the Registrant dated December 29, 1986. (Incorporated by reference to Exhibit 1(b) to Pre-Effective Amendment No. 2 to this Registration Statement filed on January 28, 1987).
        (c) Amendment to Declaration of Trust of the Registrant dated February 15, 1993. (Incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 9 to this Registration Statement filed on February 28, 1994).

                 THE RODNEY SQUARE MULTI-MANAGER FUND

                  PART C  -  OTHER INFORMATION (continued)

     2.Bylaws of the Registrant as Amended on May 20, 1987.
       (Incorporated by reference to Exhibit 2 to Post-Effective
       Amendment No. 1 to this Registration Statement filed on
       July 31, 1987).

	 3.Voting Trust Agreement - None.

	 4.   Instruments Defining the Rights of Shareholders.
          (a) Amended and Restated Declaration of Trust dated November 10, 1986 as Amended December 29, 1986 and February 15, 1993. (Incorporated by reference to
          Exhibit 4 (a) to Post-Effective Amendment No. 9 to this registration statement filed on February 28, 1994).
          (b) By-laws of the Registrant as Amended on May 20, 1987. (Incorporated by reference to Exhibit 4(b) to Post-Effective Amendment No. 9 to this registration statement filed on February 28, 1994).

	 5.        Advisory Agreement between the Registrant and
          Wilmington Trust Company dated December 19, 1997.
          (To be filed).

	 6. (a) Distribution Agreement between the Registrant and Rodney Square Distributors, Inc., dated December 31,
          1992. (Incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 8 to this Registration Statement filed on February 26, 1993).
          (b) Form of Selected Dealer Agreement between Rodney Square Distributors, Inc. and the broker-dealer as listed in Schedule B to the Agreement effective
          December 31, 1992.  (Incorporated by reference to
          Exhibit 6(b) to Post-Effective Amendment No. 9 to this Registration Statement filed on February 28, 1994).

	 7.   Bonus, Profit Sharing or Pension Plans - None.

	 8. Custodian Agreement between the Registrant and Wilmington Trust Company dated January 30, 1987. (Incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 1 to this Registration Statement filed on July 31, 1987).

	 9. (a) Transfer Agency Agreement between the Registrant and Rodney Square Management Corporation dated December 31, 1992. (Incorporated by reference to Exhibit 9(a) to Post-Effective Amendment No. 8 to this Registration Statement filed on February 26, 1993).

	      (b) Accounting Services Agreement between the Registrant and Rodney Square Management Corporation dated October 1, 1989. (Incorporated by reference to Exhibit 9(c) to Post-Effective Amendment No. 6 to this Registration Statement filed on March 1, 1991).

		  (c) Administration Agreement between the Registrant and Rodney Square Management Corporation dated December
          31, 1992. (Incorporated by reference to Exhibit 9(c) to Post-Effective Amendment No. 8 to this Registration
          Statement filed on February 26, 1993).

	 10. Opinion of Kirkpatrick & Lockhart, LLP. (Opinion at the time of Fund creation filed with the Securities and Exchange Commission on or about February 23, 1987 under
          Rule 24f-2).

                THE RODNEY SQUARE MULTI-MANAGER FUND

                  PART C  -  OTHER INFORMATION (continued)

	 11. Consent of Ernst & Young L.L.P., independent auditors for Registrant. (Filed herewith).

	 12.    Financial Statements omitted from Part B - None.

	 13. Letter of Investment Intent. (Incorporated by reference to Exhibit 13 to Pre-Effective Amendment No. 2 to this Registration Statement filed on January 28,
       1987).

	 14.    Prototype Retirement Plan - None.

	 15. Plan of Distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 of the Registrant with respect to the Growth Portfolio effective
       March 28, 1988, amended effective as of January 1, 1993.
       (Incorporated by reference to Exhibit 15(a) to Post-Effective Amendment No. 8 to this Registration
       Statement filed on February 26, 1993).

	 16.    Schedule for Computation of Performance Quotations.
       (Filed herewith).

	 17.    Financial Data Schedule.  (Filed herewith).

	 18.    Plan adopted pursuant to Rule 18f-3 - None.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

  a.Persons Controlled by Registrant:  None

  b.Persons who may be deemed to be under Common Control with Registrant in the event Wilmington Trust Company ("WTC") and/or Wilmington Trust Corporation ("WT Corp.") may be deemed to be a controlling person(s) of the Registrant:

     MUTUAL FUNDS
	 ------------
     The Rodney Square Fund
     The Rodney Square Tax-Exempt Fund
     The Rodney Square Strategic Fixed-Income Fund

                                        % HELD
     CORPORATE ENTITY                   STATE OF ORG.     BY WT CORP.
     ----------------                  --------------     ----------
     Wilmington Trust Company           Delaware              100%
     Wilmington Trust FSB               Federally Chartered   100%
     Wilmington Trust of Pennsylvania   Pennsylvania          100%

                       THE RODNEY SQUARE MULTI-MANAGER FUND

                  PART C  -  OTHER INFORMATION (continued)



ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
REGISTRANT (CONTINUED).

                                                              % HELD
     CORPORATE ENTITY                          STATE OF ORG.  BY WTC
     ----------------                          -------------  ------
     Brandywine Insurance Agency, Inc.          Delaware       100%
     Brandywine Finance Corp.                   Delaware       100%
     Brandywine Life Insurance Company, Inc.    Delaware       100%
     Compton Realty Corporation                 Delaware       100%
     Delaware Corp. Management                  Delaware       100%
     Drew-I Ltd.                                Delaware       100%
     Drew-VIII Ltd.                             Delaware       100%
     Holiday Travel Agency, Inc.                Delaware       100%
     Rodney Square Distributors, Inc.           Delaware       100%
     Rodney Square Management Corporation       Delaware       100%
     Siobain-XII Ltd.                           Delaware       100%
     Spar Hill Realty Company                   Delaware       100%
     Wilmington Brokerage Services Company      Delaware       100%
     WTC Corporate Services, Inc.               Delaware       100%
     100 West Tenth St. Corporation             Delaware       100%
     WT Investments Inc.                        Delaware       100%

     PARTNERSHIPS
     ------------
     Rodney Square Investors, L.P.


ITEM 26.  NUMBER OF HOLDERS OF SECURITIES  (AS OF OCTOBER 31, 1997):


         (1)                                   (2)
       TITLE OF CLASS            NUMBER OF RECORD SHAREHOLDERS
       ---------------           -----------------------------
	  Shares of beneficial
      interest $.01 par value                         417

                         THE RODNEY SQUARE MULTI-MANAGER FUND

                  PART C  -  OTHER INFORMATION (continued)

ITEM 27.  INDEMNIFICATION.

  Section 2 of Article X of the Registrant's Amended and Restated Declaration of Trust provides that the appropriate series of the Registrant will indemnify the Registrant's Trustees or officers ("covered persons") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by such persons in connection with any claim, action, suit or proceeding in which a covered person becomes involved as a party or  otherwise  by  virtue of being or having been  a  Trustee  or officer and against amounts paid or incurred by him or her in the
settlement  thereof;  provided  no  covered  persons   shall   be
indemnified where there has been an adjudication, as described in
Article X, Section 2(b), that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. Article X, Section 2(c) provides that the Registrant may maintain insurance policies covering such rights of indemnification.
  Additionally, Article XI, Section 1 of the Declaration of Trust provides that the Trustees shall not be personally liable to any person extending credit to, contracting with or having any claim against the Registrant; except that nothing in the Declaration of Trust shall protect a Trustee against liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.
   Section 2 of Article XI of the Declaration of Trust also provides that subject to the provisions of Article X and Article
XI, Section 1, the Trustees shall not be liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.
   Paragraph 7 of the Fund Management Agreement between Rodney
Square Management Corporation ("RSMC") and the Registrant provides that RSMC shall not be liable to the Registrant or to any shareholder of the Registrant for any act or omission in the course of performance of its duties under the contract, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties. Paragraph 15 specifies that RSMC shall be limited in all cases to the Registrant and its assets for satisfaction of any claims it may have against the Registrant.
     Paragraph 12 of each Advisory Agreement among the Registrant, RSMC and each portfolio adviser provides that the adviser will not be liable for any action taken, omitted or suffered to be taken by the adviser in good faith and believed by it to be authorized or within the scope of the Agreement provided it shall not have acted with willful misfinance, bad faith, gross negligence or in violation of the standarfd of care established under the Agreement. Paragraph 20 of each Advisory
Agreement conains a paragraph similar Paragraph 15 of the Fund
Management Agreement.
   Paragraph 11 of the Administration Agreement between the Registrant and RSMC provides that RSMC and their affiliates shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Registrant in connection with the matters to which the Agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on the part of RSMC or their affiliates in the performance of their obligations and duties under the Agreement.
In addition, Paragraph 17 of the Administration Agreement is similar to Paragraph 15 of the Fund Management Agreement described above.
    Paragraph 11 of the Distribution Agreement between the Registrant and Rodney Square Distributors, Inc. ("RSD") provides that the Registrant agrees to indemnify and hold harmless RSD and

                      THE RODNEY SQUARE MULT-MANAGER FUND

                  PART C  -  OTHER INFORMATION (continued)

ITEM 27.  INDEMNIFICATION (CONTINUED).


each of its directors and officers and each person, if any, who controls RSD within the meaning of Section 15 of the Securities Act of 1933 (the "1933 Act") against any loss, liability, claim, damages or expense arising by reason of any person acquiring any shares, based upon the 1933 Act or any other statute or common law, alleging any wrongful act of the Registrant or any of its employees or representatives, or based upon the grounds that the registration statements, or other information filed or made public by the Registrant included an untrue statement of a material fact or omitted to state a


ITEM 27.  INDEMNIFICATION (CONTINUED).

material fact required to be stated or necessary in order to make
the  statements  not  misleading.   RSD,  however,  will  not  be
indemnified to the extent that the statement or omission is based on information provided in writing by RSD. In no case is the indemnity of the Registrant in favor of RSD or any person indemnified to be deemed to protect RSD or any person against any liability to the Registrant or its security holders to which RSD or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement. Paragraph 16 of the Distribution Agreement is similar to Paragraph 15 of the Fund Management Agreement.
   Paragraph 18 of the Transfer Agency Agreement between the Registrant and RSMC provides that RSMC and their nominees shall be held harmless from all taxes, charges, expenses, assessments, claims and liabilities including, without limitation, liabilities arising under the 1933 Act, the Securities Exchange Act of 1934 and any state or foreign securities and blue sky laws, and amendments thereto, and expenses including without limitation reasonable attorneys' fees and disbursements arising directly or indirectly from any action or omission to act which RSMC takes at the request of or on the direction of or in reliance on the advice of the Registrant or upon oral or written instructions in the  absence  of RSMC's or its nominees' own willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under such Agreement. Paragraph 27 of the Transfer Agency Agreement is similar to Paragraph 15 of the Fund Management Agreement.
   Paragraph 13 of the Accounting Services Agreement between the Registrant and RSMC is similar to Paragraph 18 of the Transfer
Agency  Agreement.   Paragraph  20  of  the  Accounting  Services
Agreement is similar to Paragraph 15 of the Fund Management Agreement.
  Insofar as indemnification for liability arising under the 1933
Act may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is,
therefore,  unenforceable.   In  the  event  that  a  claim   for
indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

                      THE RODNEY SQUARE MULTI-MANAGER FUND

                  PART C  -  OTHER INFORMATION (continued)
ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

    Rodney Square Management Corporation ("RSMC"), a Delaware Corporation, serves as Investment manager, administrator, transfer agent and accounting agent to the Registrant. It currently manages large Institutional accounts and collective investment funds for accounts managed by Wilmington Trust Company's ("WTC") trust department. RSMC is a wholly owned subsidiary of WTC, also a Delaware Corporation, which in turn is wholly owned by Wilmington Trust Corporation. Information as to the officers and directors of RSMC is included in its Form ADV filed on March 11, 1987 and most recently supplemented on February 27, 1997, with the Securities and Exchange Commission File No. 801-22071 and is incorporated by reference herein.




ITEM 29.  PRINCIPAL UNDERWRITERS.

  (a)    The Rodney Square Fund

	     The Rodney Square Strategic Fixed-Income Fund

         The Rodney Square Tax-Exempt Fund

         Heitman Real Estate Fund - Heitman/PRA Institutional Class

         The HomeState Group

         Kiewit Mutual Funds

         1838 Investment Advisors Funds

         The Olstein Funds

         Brazos Mutual Funds
  (b)

(1)                   (2)                               (3)
Name and Principal    Position and Offices with         Positions and Offices
Business Address      Rodney Square Distributors, Inc.  with Registrant
------------------   ---------------------------------  ---------------------
Jeffrey O. Stroble         President, Secretary,                  None
1105 North Market Street   Treasurer & Director
Wilmington, DE  19890

Martin L. Klopping         Director                      President & Trustee
Rodney Square North
1100 North Market Street
Wilmington, DE  19890

Cornelius G. Curran        Vice President                         None
1105 North Market Street
Wilmington, DE  19890

                       THE RODNEY SQUARE MULTI-MANAGER FUND

                  PART C  -  OTHER INFORMATION (continued)

ITEM 29.  PRINCIPAL UNDERWRITERS (CONTINUED).
  (c)    None.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

   Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder and the records relating to the duties of the Registrant's transfer agent are maintained by Rodney Square Management Corporation, Rodney Square North, 1100 North Market Street, Wilmington, Delaware 19890-0001. Records relating to the duties of the Registrant's custodian are maintained by Wilmington Trust Company, Rodney Square North, Wilmington, Delaware 19890-0001.

ITEM 31.  MANAGEMENT SERVICES.
  Inapplicable.

ITEM 32.  UNDERTAKINGS.
  Registrant hereby undertakes to furnish a copy of the Registrant's latest Annual Report to Shareholders to each person to whom a copy of the Registrant's Prospectus is delivered, upon request and without charge.

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wilmington, and State of Delaware, on the 26th day of November, 1997.

                         THE RODNEY SQUARE EQUITY FUND

                         By:
                            -------------------------------
                              Carl M. Rizzo, Esq., Secretary

     Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                   TITLE                  DATE

                            President (Principal
/s/ Martin Klopping         Executive Officer)     November 26, 1997
-------------------------
Martin L. Klopping          and Trustee


/s/ Eric Brucker
-------------------------
Eric Brucker*               Trustee                November 26, 1997


/s/ Fred L. Buckner
------------------------
Fred L. Buckner*            Trustee                November 26, 1997


/s/ Robert J. Christian
------------------------
Robert J. Christian*        Trustee                November 26, 1997


/s/ John J. Quindlen
-------------------------
John J. Quindlen*           Trustee                November 26, 1997


                            Vice President and
/s/ Robert C. Hancock
--------------------------  Treasurer (Principal
Robert C. Hancock           Financial and          November 26, 1997
                            Accounting Officer)

*By: /s/ Carl M. Rizzo
    ----------------------
     Carl M. Rizzo**

  ** Attorney-in-fact pursuant to a power of attorney filed herewith.

                        POWER OF ATTORNEY


      Each of the undersigned in his capacity as a Trustee or officer, or both, as the case may be, of the Registrant, does hereby appoint Arthur J. Brown, Carl M. Rizzo, and Diane D. Marky, and each of them, or jointly, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all post-effective amendments to the Registration Statement and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents have power and authority to do and perform in the name and on behalf of each of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as each of the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                   TITLE                  DATE
---------                  ------                  -----


                            President (Principal
/s/ Martin L. Klopping
----------------------      Executive Officer)     November 17, 1997
Martin L. Klopping          and Trustee



/s/ Eric Brucker
----------------------
Eric Brucker                Trustee                November 17, 1997



/s/ Fred L. Buckner
----------------------
Fred L. Buckner             Trustee                November 17, 1997



/s/ Robert J. Christian
------------------------
Robert J. Christian         Trustee                November 17, 1997



/s/ John J. Quindlen
------------------------
John J. Quindlen            Trustee                November 17, 1997



                            Vice President and
/s/ Robert C. Hancock
-----------------------      Treasurer (Principal
Robert C. Hancock           Financial and          November 17, 1997
                            Accounting Officer)

                                               File No.   33-8120
                                                File No. 811-4808




               SECURITIES AND EXCHANGE COMMISSION

                     WASHINGTON, D.C. 20549


                            EXHIBITS

                               TO

                            FORM N-1A


                 POST-EFFECTIVE AMENDMENT NO. 13

                    TO REGISTRATION STATEMENT

                              UNDER

                   THE SECURITIES ACT OF 1933


                               AND


                        AMENDMENT NO. 15

                    TO REGISTRATION STATEMENT

                              UNDER

               THE INVESTMENT COMPANY ACT OF 1940




                  THE RODNEY SQUARE EQUITY FUND

                  THE RODNEY SQUARE EQUITY FUND

                          EXHIBIT INDEX




     Exhibit 5     Advisory Agreement between Registrant and
                    Wilmington Trust Company

     Exhibit 11 Consent of Ernst & Young L.L.P., independent auditors for Registrant

     Exhibit 16    Schedule for Computation of Performance
                    Quotations

     Exhibit 17    Financial Data Schedule